UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22043

Invesco Dynamic Credit Opportunities Fund
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:          (404) 439-3217

Date of fiscal year end:        2/28

Date of reporting period:      8/31/17

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2017

Invesco Dynamic Credit Opportunities Fund
NYSE: VTA

2	Letters to Shareholders
3	Fund Performance
3	Share Repurchase Program Notice
4	Dividend Reinvestment Plan
5	Schedule of Investments
26	Financial Statements
29	Notes to Financial Statements
38	Financial Highlights
41	Approval of Investment Advisory and Sub-Advisory Contracts
43	Proxy Results
Unless otherwise noted, all data provided by Invesco.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

2	Invesco Dynamic Credit Opportunities Fund

Fund Performance

Performance summary
Cumulative total returns, 2/28/17 to 8/31/17
Fund at NAV	1.22%
Fund at Market Value	–1.69
Credit Suisse Leveraged Loan Index▼	1.48

Market Price Discount to NAV as of 8/31/17	–8.97

Source: ▼Bloomberg L.P.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Fund expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Fund is a closed-end management investment company, shares of the Fund may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Fund cannot predict whether shares will trade at, above or below NAV. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Credit Suisse Leveraged Loan Index represents tradeable, senior-secured, US dollar-denominated, non-investment grade loans.

    The Fund is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In October 2017, the Trustees of the Fund approved a share repurchase program that allows the Fund to repurchase up to 25% of the 20-day average	trading volume of the Fund’s common shares when the Fund is trading at a 10% or greater discount to its net asset value. The Fund will repurchase shares	pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3	Invesco Dynamic Credit Opportunities Fund

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Fund (the Fund). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:
You may increase your shares in your Fund easily and automatically with the Plan.
∎	Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Fund is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Fund, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
∎	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.
∎	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” — in the name of your brokerage firm, bank, or other financial institution — you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Fund is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Fund is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Fund is trading at a premium — a market price that is higher than its NAV — you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Fund trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Fund is trading at a discount — a market price that is lower than its NAV — you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Fund. If the Fund is trading at or above its NAV, your new shares are issued directly by the Fund and there are no brokerage charges or fees. However, if the Fund is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Fund name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Invest- ment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Fund and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

4	Invesco Dynamic Credit Opportunities Fund

Schedule of Investments

August 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–122.13%(b)(c)
Aerospace & Defense–3.74%
Cadence Aerospace, LLC,
Term Loan (1 mo. USD LIBOR + 6.25%)	7.50%	05/09/2018	$7	$6,423
Term Loan (3 mo. USD LIBOR + 6.25%)	7.56%	05/09/2018	2,526	2,435,656
Consolidated Aerospace Manufacturing, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)(d)	4.99%	08/11/2022	1,693	1,667,929
DAE Aviation Holdings, Inc., Incremental Term Loan(e)	—	07/07/2022	442	444,394
Greenrock Finance, Inc., Term Loan B (2 mo. USD LIBOR + 3.50%)	4.75%	06/28/2024	1,935	1,959,294
IAP Worldwide Services,
Revolver Loan (Acquired 07/22/2014; Cost $1,299,963)(d)(f)	0.00%	07/18/2018	1,300	1,273,963
Revolver Loan (3 mo. USD LIBOR + 5.50%) (Acquired 07/22/2014; Cost $144,440)(d)	1.38%	07/18/2018	144	141,551
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 07/22/2014-08/18/2014; Cost $1,584,015)(d)	8.00%	07/18/2019	1,656	1,642,513
Leidos Innovations Corp., Term Loan B (1 mo. USD LIBOR + 2.00%)	3.25%	08/16/2023	1,732	1,738,061
MacDonald, Dettwiler & Associates Ltd. (Canada), Term Loan B(e)	—	07/06/2024	2,415	2,408,607
MHVC Acquisition Corp., Term Loan (1 mo. USD LIBOR + 5.25%) (Acquired 04/25/2017; Cost $1,096,011)(d)	6.49%	04/29/2024	1,101	1,117,852
NAC Aviation 8 Ltd. (Ireland), Term Loan (Acquired 03/24/2017; Cost $2,810,503)(d)	7.73%	12/31/2020	2,786	2,786,102
TransDigm Inc.,
Term Loan E (1 mo. USD LIBOR + 3.00%)	4.24%	05/16/2022	4,355	4,366,883
Term Loan E (3 mo. USD LIBOR + 3.00%)	4.30%	05/16/2022	2,162	2,168,229
Term Loan F (1 mo. USD LIBOR + 3.00%)	4.24%	06/09/2023	10,685	10,715,429
Term Loan G (1 mo. USD LIBOR + 3.00%)	4.26%	08/16/2024	1,148	1,150,863
				36,023,749

Air Transport–1.74%
American Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.73%	12/14/2023	2,212	2,221,174
Avolon TLB Borrower 1 (US) LLC,
Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	3.48%	09/16/2020	1,207	1,213,345
Term Loan B-2 (1 mo. USD LIBOR + 2.75%)	3.98%	03/21/2022	7,477	7,508,885
Delta Air Lines, Inc., Revolver Loan(f)	0.00%	10/18/2017	2,195	2,178,280
Gol LuxCo S.A. (Luxembourg), Term Loan	6.50%	08/31/2020	3,488	3,588,120
United Airlines, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	3.56%	04/01/2024	78	78,649
				16,788,453

Automotive–1.36%
American Axle & Manufacturing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.49%	04/06/2024	2,447	2,434,322
CH Hold Corp.,
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.49%	02/03/2025	143	146,665
Term Loan (1 mo. USD LIBOR + 3.00%)	4.24%	02/01/2024	1,124	1,130,676
Dayco Products, LLC, Term Loan (3 mo. USD LIBOR + 5.00%)(d)	6.32%	05/19/2023	948	954,137
Dealer Tire, LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	5.06%	12/22/2021	31	31,099
Key Safety Systems, Inc., Term Loan (3 mo. USD LIBOR + 4.50%)	5.82%	08/29/2021	410	413,247
Superior Industries International, Inc., Term Loan B (3 mo. USD LIBOR + 4.50%)(d)	5.79%	03/22/2024	1,796	1,773,837
ThermaSys Corp.,
Term Loan (3 mo. USD LIBOR + 4.00%)	5.31%	05/03/2019	2,061	1,848,270
Term Loan (Prime Rate + 3.00%)	7.25%	05/03/2019	14	12,925
Tower Automotive Holdings USA, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.00%	03/07/2024	672	674,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco  Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Transtar Holding Co.,
Delayed Draw Term Loan(f)	0.00%	04/11/2022		$158	$157,844
Delayed Draw Term Loan (3 mo. USD LIBOR + 4.25%)	4.46%	04/11/2022		644	645,201
First Lien Term Loan (3 mo. USD LIBOR + 4.25%) (Acquired 10/03/2012-06/13/2016; Cost $1,709,769)	5.56%	04/11/2022		1,707	1,578,751
PIK Term Loan , 7.75% PIK Rate, 1.00% Cash Rate (Acquired 04/11/2017; Cost $485,663)(d)(h)	7.75%	04/11/2022		518	441,479
Wand Intermediate I L.P., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.55%	09/17/2022		818	823,169
					13,065,841

Beverage and Tobacco–0.48%
AI Aqua Merger Sub, Inc.,
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.49%	12/13/2023		891	900,295
Term Loan(e)	—	12/13/2023		1,595	1,600,675
Arctic Glacier U.S.A. Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	5.49%	03/20/2024		724	728,257
Constellation Brands Canada, Inc. (Canada), Term Loan B-2 (3 mo. USD LIBOR + 2.75%)	4.06%	12/15/2023		637	641,348
Winebow Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 06/27/2014; Cost $823,029)(d)	8.74%	12/31/2021		827	772,891
					4,643,466

Building & Development–3.24%
American Builders & Contractors Supply Co., Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	3.74%	10/31/2023		1,225	1,228,898
Apcoa Parking Holdings GmbH (Germany), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	03/10/2024	EUR	3,141	3,792,157
Beacon Roofing Supply, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	3.98%	10/01/2022		468	470,638
Capital Automotive L.P.,
Second Lien Term Loan B (1 mo. USD LIBOR + 6.00%)	7.24%	03/24/2025		2,145	2,176,482
Term Loan B-2 (1 mo. USD LIBOR + 3.00%)	4.24%	03/25/2024		3,810	3,836,823
DiversiTech Holdings, Inc.,
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 05/18/2017; Cost $287,885)	8.70%	06/02/2025		291	297,667
Term Loan (3 mo. USD LIBOR + 3.50%)	4.70%	06/03/2024		2,303	2,306,162
Forterra Finance, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.24%	10/25/2023		2,101	1,764,864
HD Supply Waterworks, Ltd., Term Loan B (3 mo. USD LIBOR + 3.00%)	4.46%	08/01/2024		1,454	1,459,833
HD Supply, Inc.,
Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	3.49%	08/13/2021		276	276,843
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	3.74%	10/17/2023		2,184	2,191,070
Mueller Water Products, Inc.,
Term Loan B (1 mo. USD LIBOR + 2.50%)	3.74%	11/25/2021		208	209,180
Term Loan B (3 mo. USD LIBOR + 2.50%)	3.80%	11/25/2021		92	92,955
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	3.99%	11/15/2023		7,115	7,089,648
Re/Max LLC, Term Loan (3 mo. USD LIBOR + 2.75%)(d)	4.05%	12/15/2023		1,460	1,469,301
Realogy Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.49%	07/20/2022		473	475,016
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	5.26%	07/24/2024		2,055	2,061,521
					31,199,058

Business Equipment & Services–10.38%
Allied Universal Holdco LLC,
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	5.05%	07/28/2022		2,366	2,369,120
Incremental Delayed Draw Term Loan(f)	0.00%	07/28/2022		669	668,709
Alorica Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.99%	06/30/2022		1,636	1,648,159
Asurion LLC,
Second Lien Term Loan B-2(e)	—	08/04/2025		7,514	7,693,778
Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.99%	08/04/2022		193	193,988
Term Loan B-5 (1 mo. USD LIBOR + 3.00%)	4.24%	11/03/2023		5,471	5,501,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco  Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Blucora, Inc., Term Loan (3 mo. USD LIBOR + 3.75%) (Acquired 04/21/2017; Cost $1,557,986)	5.04%	05/22/2024		$1,566	$1,585,129
Brand Energy & Infrastructure Services, Inc.,
Term Loan (1 mo. USD LIBOR + 4.25%)	5.48%	06/21/2024		18	18,057
Term Loan (2 mo. USD LIBOR + 4.25%)	5.51%	06/21/2024		3,004	3,018,049
Term Loan (3 mo. USD LIBOR + 4.25%)	5.56%	06/21/2024		573	575,262
Brickman Group Ltd., Inc.,
Revolver Loan (Acquired 10/14/2016; Cost 551,151)(d)(f)	0.00%	12/18/2018		580	536,453
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.73%	12/17/2021		332	333,820
Caraustar Industries, Inc., Term Loan (3 mo. USD LIBOR + 5.50%)	6.80%	03/14/2022		1,083	1,075,489
Checkout Holding Corp., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.74%	04/09/2021		3,403	2,921,471
Cotiviti Corp.,
First Lien Term Loan B (3 mo. USD LIBOR + 2.50%)	3.80%	09/28/2023		981	985,870
Term Loan A (3 mo. USD LIBOR + 2.25%) (Acquired 09/23/2016; Cost $1,281,845)(d)	3.55%	09/28/2021		1,270	1,269,593
CRCI Holdings, Inc., Term Loan (3 mo. USD LIBOR + 5.50%)	6.80%	09/30/2023		1,335	1,344,058
Crossmark Holdings, Inc.,
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.80%	12/20/2019		1,918	1,382,240
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	8.80%	12/21/2020		677	316,160
DigitalGlobe, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	3.99%	01/15/2024		3,379	3,382,284
Equinix, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	3.24%	01/06/2023		628	629,818
First Data Corp.,
Term Loan (1 mo. USD LIBOR + 2.50%)	3.74%	04/26/2024		13,002	13,024,091
Term Loan D (1 mo. USD LIBOR + 2.25%)	3.49%	07/08/2022		1,025	1,025,029
FleetCor Technologies Operating Co., LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	3.24%	08/02/2024		336	337,428
Genesys Telecom Holdings, U.S., Inc.,
Term Loan B-2 (2 mo. USD LIBOR + 3.75%)	5.01%	12/01/2023		1,413	1,423,132
Term Loan B-2 (3 mo. USD LIBOR + 3.75%)	5.01%	12/01/2023		3,296	3,320,642
Hillman Group, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.80%	06/30/2021		1,487	1,493,313
Holding Socotec (France), Term Loan B-1	3.75%	07/29/2024	EUR	1,044	1,254,379
IndigoCyan Midco Ltd. (Jersey), Term Loan B(d)(e)	—	06/24/2024	GBP	5,630	7,207,926
Information Resources, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.49%	01/18/2024		1,695	1,711,038
KAR Auction Services, Inc.,
Term Loan B-4 (3 mo. USD LIBOR + 2.25%)	3.56%	03/11/2021		130	130,924
Term Loan B-5 (3 mo. USD LIBOR + 2.50%)	3.81%	03/09/2023		1,715	1,724,628
Karman Buyer Corp.,
Incremental Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.56%	07/23/2021		1,930	1,862,406
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)	7.80%	07/25/2022		2,507	2,311,960
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.48%	03/18/2024		135	135,646
Peak 10, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.81%	08/01/2024		1,769	1,767,159
Prime Security Services Borrower, LLC,
First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.99%	05/02/2022		1,903	1,914,560
Revolver Loan(d)(f)	0.00%	05/02/2022		2,035	2,030,848
Spin Holdco Inc., Term Loan B-1 (2 mo. USD LIBOR + 3.75%)	5.01%	11/14/2022		4,668	4,688,214
Synchronoss Technologies, Inc., Term Loan (2 mo. USD LIBOR + 4.50%)	5.76%	01/19/2024		1,080	1,069,040
Tempo Acquisition LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.23%	05/01/2024		1,910	1,918,941
TNS Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.24%	02/14/2020		333	335,464
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.24%	08/14/2020		182	182,346
Trans Union LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	3.24%	04/09/2023		601	602,378
Travelport Finance S.a.r.l. (Luxembourg), Term Loan D (3 mo. USD LIBOR + 2.75%)	4.06%	09/02/2021		1,263	1,262,832
U.S. Security Associates Holdings, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	5.30%	07/14/2023		2,487	2,505,841
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)(d)	4.80%	05/21/2022		1,651	1,658,762

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco  Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Wash MultiFamily Acquisition Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.49%	05/13/2022		$108	$107,853
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.49%	05/16/2022		1,032	1,031,482
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%) (Acquired 05/05/2015; Cost $132,713)(d)	8.24%	05/12/2023		133	133,498
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%) (Acquired 05/05/2015; Cost $23,247)(d)	8.24%	05/14/2023		23	23,382
West Corp.,
Term Loan B-12 (1 mo. USD LIBOR + 2.50%)	3.74%	06/17/2023		1,193	1,194,709
Term Loan B-12 (3 mo. USD LIBOR + 2.50%)	3.80%	06/17/2023		638	638,522
WEX Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.75%)	3.99%	06/30/2023		2,481	2,503,496
					99,980,526

Cable & Satellite Television–6.19%
Altice Financing S.A. (Luxembourg), Term Loan (3 mo. USD LIBOR + 2.75%)	4.05%	07/15/2025		1,350	1,351,854
Altice US Finance I Corp., Term Loan (1 mo. USD LIBOR + 2.25%)	3.48%	07/28/2025		2,538	2,524,174
Atlantic Broadband Finance, LLC, Term Loan B(e)	—	08/11/2024		4,757	4,733,370
Cable One, Inc., Incremental Term Loan B-1 (3 mo. USD LIBOR + 2.25%)(d)	3.57%	05/01/2024		527	529,699
Charter Communications Operating LLC, Term Loan I-1 (1 mo. USD LIBOR + 2.25%)	3.49%	01/15/2024		5,423	5,454,713
CSC Holdings, LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.48%	07/17/2025		4,503	4,482,129
ION Media Networks, Inc., Term Loan B-3 (2 mo. USD LIBOR + 3.00%)	4.26%	12/18/2020		4,432	4,448,327
Mediacom Illinois LLC, Term Loan K (1 wk. USD LIBOR + 2.25%)	3.45%	02/15/2024		2,505	2,516,266
Telenet Financing USD LLC, Term Loan A-I (1 mo. USD LIBOR + 2.75%)	3.98%	06/30/2025		3,711	3,723,524
Unitymedia GmbH (Germany), Term Loan B(e)	—	09/25/2025		2,318	2,310,464
UPC Financing Partnership, Term Loan AP (1 mo. USD LIBOR + 2.75%)	3.98%	04/15/2025		10,885	10,923,429
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan I (1 mo. USD LIBOR + 2.75%)	3.98%	01/31/2025		7,995	8,022,069
WaveDivision Holdings, LLC,
Term Loan (1 mo. USD LIBOR + 2.75%)	3.99%	10/15/2019		1	888
Term Loan (2 mo. USD LIBOR + 2.75%)	4.03%	10/15/2019		340	340,583
WideOpenWest Finance, LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.48%	08/18/2023		4,688	4,685,762
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.50%)	3.73%	04/15/2025		3,513	3,507,721
					59,554,972

Chemicals & Plastics–3.08%
Charter NEX US, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.49%	05/16/2024		461	462,366
Chemours Co., (The), Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	3.74%	05/12/2022		624	626,733
Colouroz Investment LLC (Germany),
Second Lien Term Loan (3 mo. EURIBOR + 7.25%)	8.25%	09/06/2022	EUR	1,474	1,732,550
Second Lien Term Loan B-2 (3 mo. USD LIBOR + 7.25%)	8.56%	09/05/2022		6,813	6,671,425
Constantia Flexibles Holding GmbH (Austria), Term Loan B-2-A (3 mo. USD LIBOR + 3.00%) (Acquired 09/22/2016; Cost $272,250)(d)	4.30%	04/30/2022		273	273,854
Diamond (BC) B.V. (Netherlands),
Term Loan B(e)	—	07/25/2024	EUR	2,262	2,690,945
Term Loan B(e)	—	07/25/2024		1,527	1,519,537
Ineos US Finance LLC, Term Loan (2 mo. USD LIBOR + 2.75%)	4.01%	03/31/2022		881	885,223
KMG Chemicals, Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	5.49%	06/15/2024		831	843,660
MacDermid, Inc.,
First Lien Multicurrency Revolver Loan (Prime Rate + 2.00%)(d)	2.34%	06/07/2018		351	350,129
First Lien Revolver Loan(d)	3.00%	06/07/2018		82	82,147
First Lien Revolver Loan (1 mo. USD LIBOR + 3.00%)(d)	4.23%	06/07/2018		723	722,141
First Lien Revolver Loan (Prime Rate + 2.00%)(d)	6.25%	06/07/2018		88	87,532
Multicurrency Revolver Loan(d)(f)	0.00%	06/07/2018		745	744,023
Revolver Loan(d)(f)	0.00%	06/07/2018		203	202,332
Term Loan B-5 (1 mo. USD LIBOR + 3.50%)	4.74%	06/07/2020		28	28,484
Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	4.24%	06/07/2023		997	1,002,058

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco  Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Novacap Group Holding. (France),
Incremental Term Loan B-3(e)	—	05/26/2023	EUR	249	$299,194
Term Loan B(e)	—	05/31/2023	EUR	924	1,099,760
Oxea Finance LLC,
First Lien Term Loan B-1 (1 mo. EURIBOR + 3.50%)	4.50%	01/15/2020	EUR	2,674	3,211,458
First Lien Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.48%	01/15/2020		$2,293	2,290,402
Proampac PG Borrower LLC,
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.23%	11/20/2023		251	254,669
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.31%	11/20/2023		286	289,537
Royal Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 06/12/2015; Cost $215,208)	8.80%	06/19/2023		216	216,219
Tata Chemicals North America Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	4.06%	08/07/2020		757	760,628
Trinseo Materials Finance, Inc., Term Loan B(e)	—	09/06/2024		543	545,858
Venator Finance S.a.r.l., Term Loan (3 mo. USD LIBOR + 3.00%)	4.31%	08/08/2024		676	680,642
Versum Materials, Term Loan (3 mo. USD LIBOR + 2.50%)	3.80%	09/30/2023		1,114	1,121,493
					29,694,999

Clothing & Textiles–1.04%
ABG Intermediate Holdings 2 LLC,
First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.30%	05/27/2021		3,536	3,562,279
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.80%	05/27/2022		1,401	1,420,511
Ascena Retail Group, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.75%	08/21/2022		3,619	2,812,494
Oak Parent, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	5.74%	10/26/2023		1,701	1,684,310
Varsity Brands Holding Co., Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.73%	12/10/2021		519	522,413
					10,002,007

Conglomerates–0.21%
Penn Engineering & Manufacturing Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.99%	06/27/2024		955	959,005
RGIS Services, LLC, Term Loan (3 mo. USD LIBOR + 7.50%)	8.80%	03/31/2023		1,180	1,090,122
					2,049,127

Containers & Glass Products–3.11%
Aenova Holding GmbH (Germany), Second Lien Term Loan B (3 mo. EURIBOR + 7.50%)	8.50%	08/06/2021	EUR	2,750	2,941,684
Berlin Packaging, LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.99%	09/30/2022		449	452,544
Berry Plastics Corp.,
Term Loan L (1 mo. USD LIBOR + 2.25%)	3.48%	01/06/2021		1,397	1,399,281
Term Loan M (1 mo. USD LIBOR + 2.25%)	3.49%	10/01/2022		598	599,309
Term Loan N (1 mo. USD LIBOR + 2.25%)	3.48%	01/19/2024		763	764,330
BWAY Holding Co., Term Loan (1 mo. USD LIBOR + 3.25%)	4.48%	04/03/2024		526	526,919
Consolidated Container Co. LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.74%	05/22/2024		1,131	1,140,254
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.00%) (Acquired 03/24/2017; Cost $3,916,482)	5.30%	03/21/2024		3,964	3,983,374
Fort Dearborn Holding Co., Inc.,
First Lien Term Loan (2 mo. USD LIBOR + 4.00%)	5.25%	10/19/2023		20	19,772
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.30%	10/19/2023		1,213	1,222,724
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%) (Acquired 10/07/2016; Cost $227,498)(d)	9.80%	10/19/2024		231	230,157
Hoffmaster Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.80%	11/21/2023		1,863	1,883,225
ICSH Parent, Inc.,
Delayed Draw Term Loan(f)	0.00%	04/29/2024		182	182,342
Delayed Draw Term Loan (3 mo. USD LIBOR + 4.00%)	5.10%	04/29/2024		78	79,297
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.32%	04/29/2024		1,444	1,449,074
Klockner-Pentaplast of America, Inc., Term Loan	4.75%	06/30/2022	EUR	3,184	3,740,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco  Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
Ranpak Corp.,
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(d)	8.48%	10/03/2022		$151	$150,143
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.49%	10/01/2021		469	470,331
Reynolds Group Holdings Inc., Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	4.24%	02/05/2023		4,226	4,234,185
Roy Bidco ApS (Denmark), Term Loan B-1(e)	—	07/21/2024	EUR	1,875	2,247,590
Tekni-Plex, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%) (Acquired 04/15/2015; Cost $280,166)(d)	9.06%	06/01/2023		282	282,537
TricorBraun, Inc.,
First Lien Delayed Draw Term Loan(f)	0.00%	11/30/2023		180	179,661
Term Loan (3 mo. USD LIBOR + 3.75%)	5.05%	11/30/2023		1,772	1,787,623
					29,967,078

Cosmetics & Toiletries–1.28%
Alphabet Holding Co., Inc., Term Loan(e)	—	08/15/2024		1,731	1,721,468
Coty Inc., Incremental Term Loan B (1 mo. USD LIBOR + 2.50%)	3.73%	10/27/2022		1,441	1,441,885
Galleria Co., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.25%	09/29/2023		3,238	3,243,577
Prestige Brands, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.99%	01/26/2024		2,470	2,478,935
Sundial Group Holdings, LLC, Term Loan (1 mo. USD LIBOR + 4.75%)(d)	5.98%	08/15/2024		1,358	1,350,753
Wellness Merger Sub, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.75%)	6.05%	06/30/2024		2,034	2,046,946
					12,283,564

Drugs–1.38%
BPA Laboratories,
First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	3.81%	04/29/2020		1,605	1,564,466
Second Lien Term Loan (3 mo. USD LIBOR + 2.50%)(d)	3.81%	04/29/2020		1,395	1,395,183
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.50%	04/27/2024		4,826	4,873,137
Grifols Worldwide Operations USA, Inc., Term Loan B (1 wk. USD LIBOR + 2.25%)	3.44%	01/31/2025		1,622	1,626,228
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan B (1 mo. USD LIBOR + 4.75%)	5.99%	04/01/2022		3,762	3,829,904
					13,288,918

Ecological Services & Equipment–0.34%
Advanced Disposal Services, Inc., Term Loan (1 wk. USD LIBOR + 2.75%)	3.94%	11/10/2023		498	500,900
Casella Waste Systems, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.98%	10/17/2023		646	648,476
PSSI Holdings LLC, Term Loan (3 mo. USD LIBOR + 3.50%)(d)	4.73%	12/02/2021		350	353,737
Waste Industries USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.99%	02/27/2020		594	595,387
WCA Waste Systems Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	3.98%	08/11/2023		1,209	1,211,268
					3,309,768

Electronics & Electrical–16.17%
4L Technologies Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	5.73%	05/08/2020		4,850	4,324,146
Almonde, Inc. (United Kingdom),
First Lien Term Loan (3 mo. EURIBOR + 3.25%)	4.25%	06/13/2024	EUR	2,238	2,701,789
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.82%	06/13/2024		5,940	5,976,822
Blackboard Inc., Term Loan B-4 (3 mo. USD LIBOR + 5.00%)	6.30%	06/30/2021		4,017	3,969,870
Canyon Valor Companies, Inc.,
Term Loan(e)	—	06/16/2023		2,213	2,234,935
Term Loan B-1(e)	—	06/16/2023	EUR	4,223	5,100,259
Cavium, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.25%)(d)	3.48%	08/16/2022		1,226	1,230,284
Compuware Corp., Term Loan B-3 (3 mo. USD LIBOR + 4.25%)	5.55%	12/15/2021		823	833,485
CPI International, Inc., First Lien Term Loan(e)	—	07/26/2024		786	786,019
Dell International LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.74%	09/07/2023		1,651	1,660,036
Diamond US Holding LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	4.55%	04/06/2024		2,127	2,133,235
Diebold Nixdorf, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.00%	11/06/2023		1,732	1,735,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco  Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Go Daddy Operating Co., LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	3.74%	02/15/2024	EUR	2,950	$2,960,701
Hyland Software, Inc.,
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.24%	07/07/2025		$121	123,796
Term Loan (1 mo. USD LIBOR + 3.25%)	4.49%	07/01/2022		816	824,158
IGT Holding IV AB (Sweden), Term Loan B(e)	—	07/26/2024	EUR	2,917	3,500,962
Integrated Device Technology, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)(d)	4.24%	04/04/2024		997	1,000,497
Kemet Corp., Term Loan (1 mo. USD LIBOR + 6.00%)(d)	7.24%	04/26/2024		1,611	1,620,915
Lattice Semiconductor Corp., Term Loan (1 mo. USD LIBOR + 4.25%)(d)	5.48%	03/10/2021		1,821	1,825,679
Lully Finance LLC,
Second Lien Term Loan B-1 (1 mo. USD LIBOR + 8.50%)(d)	9.73%	10/16/2023		913	881,027
Second Lien Term Loan B-2 (1 mo. EURIBOR + 7.25%) (Acquired 02/08/2016-11/30/2016; Cost $9,595,867) (d)	7.25%	10/16/2023	EUR	8,715	10,374,329
MA Finance Co., LLC,
Term Loan B-2 (3 mo. USD LIBOR + 2.50%)	3.81%	11/19/2021		4,678	4,678,524
Term Loan B-3 (1 mo. USD LIBOR + 2.75%)	3.98%	04/26/2024		1,231	1,232,309
MACOM Technology Solutions Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	3.48%	05/17/2024		1,588	1,587,628
Mediaocean LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.49%	08/15/2022		1,747	1,755,072
Meter Reading Holding, LLC, Term Loan (3 mo. USD LIBOR + 5.75%)(d)	7.07%	08/29/2023		2,521	2,571,895
Micro Holding, L.P., Term Loan(e)	—	08/16/2024		1,768	1,763,159
Micron Technology, Inc., Term Loan (3 mo. USD LIBOR + 2.50%)	3.80%	04/26/2022		185	186,907
Microsemi Corp., Term Loan B (3 mo. USD LIBOR + 2.25%)	3.55%	01/15/2023		1,890	1,897,163
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	6.05%	03/31/2022		1,493	1,493,328
MKS Instruments, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.49%	05/01/2023		279	281,350
MTS Systems, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.49%	07/05/2023		1,515	1,528,936
NeuStar, Inc.,
Term Loan B-1(e)	—	01/08/2020		639	644,210
Term Loan B-2(e)	—	08/08/2024		2,446	2,471,712
Oberthur Technologies of America Corp.,
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	01/10/2024	EUR	3,990	4,696,112
Term Loan B-2 (3 mo. EURIBOR + 3.75%)	3.75%	01/10/2024	EUR	3,735	4,396,542
Omnitracs, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	9.05%	05/25/2021		181	181,996
ON Semiconductor Corp., Term Loan (1 mo. USD LIBOR + 2.25%)	3.49%	03/31/2023		5,705	5,731,748
Optiv Inc.,
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.56%	01/31/2025		357	322,650
Term Loan (3 mo. USD LIBOR + 3.25%)	4.56%	02/01/2024		1,932	1,767,737
Project Leopard Holdings, Inc., Term Loan (3 mo. USD LIBOR + 5.50%)	6.76%	07/07/2023		1,742	1,754,823
Quest Software US Holdings Inc., Term Loan (2 mo. USD LIBOR + 6.00%)	7.26%	10/31/2022		5,242	5,331,708
Ramundsen Holdings, LLC,
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.80%	01/31/2025		141	142,775
Term Loan (3 mo. USD LIBOR + 4.25%)	5.55%	02/01/2024		350	352,405
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.49%	04/24/2022		450	437,813
Rocket Software, Inc.,
Second Lien Term Loan (3 mo. USD LIBOR + 9.50%)	10.80%	10/14/2024		574	575,753
Term Loan (3 mo. USD LIBOR + 4.25%)	5.55%	10/14/2023		2,922	2,958,131
Sandvine Corp., Term Loan B(d)(e)	—	08/25/2022		1,889	1,813,225
Seattle Spinco, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	4.03%	06/21/2024		8,313	8,322,088
SolarWinds Holdings, Inc., Term Loan(e)	—	02/03/2023		2,997	3,014,165
Sparta Systems, Inc., Term Loan B(e)	—	08/21/2024		353	353,843
Sybil Software LLC,
Term Loan (3 mo. EURIBOR + 3.50%)	3.50%	09/30/2023	EUR	2,052	2,470,095
Term Loan (3 mo. USD LIBOR + 3.25%)	4.50%	09/30/2023		4,429	4,462,139
Tempe Holdco Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.49%	12/01/2023		2,633	2,667,269

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco  Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
TIBCO Software, Inc., Term Loan B-1(e)	—	12/04/2020		$688	$690,999
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.49%	05/31/2021		392	396,817
Verint Systems Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	3.56%	06/29/2024		1,141	1,144,575
Veritas US Inc., Term Loan (3 mo. EURIBOR + 4.50%)	5.50%	01/27/2023	EUR	11,849	14,245,824
VF Holding Corp., Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.55%	06/30/2023		109	109,555
Viewpoint, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	5.70%	07/19/2024		726	729,421
Western Digital Corp., Term Loan B-2 (1 mo. USD LIBOR + 2.75%)	3.98%	04/29/2023		5,136	5,172,669
WP/AV CH Holdings II B.V. (Switzerland), Term Loan B	4.25%	06/12/2024	EUR	3,005	3,586,665
					155,720,420

Financial Intermediaries–2.59%
Black Knight InfoServ, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)(d)	3.50%	05/27/2022		372	374,180
Eagle Frankfurt GmbH (Germany), First Lien Term Loan B (1 wk. EURIBOR + 3.25%)	3.25%	07/19/2024	EUR	2,891	3,478,673
GEO Group, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	3.49%	03/23/2024		1,107	1,110,522
iPayment Inc., Term Loan (3 mo. USD LIBOR + 6.00%)(d)	7.31%	04/11/2023		1,512	1,527,410
LPL Holdings, Inc., Term Loan (3 mo. USD LIBOR + 2.50%)	3.82%	03/10/2024		2,772	2,785,822
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.55%	03/27/2020		4,114	4,115,000
RJO Holdings Corp.,
Term Loan (1 mo. USD LIBOR + 12.00%) (Acquired 04/12/2017; Cost $642,364)(d)	13.24%	05/05/2022		649	652,037
Term Loan (1 mo. USD LIBOR + 8.02%) (Acquired 04/12/2017; Cost $1,806,650)(d)	9.26%	05/05/2022		1,825	1,833,854
SAM Finance Lux S.a r.l. (Luxembourg), Term Loan (3 mo. GBP LIBOR + 4.00%)	5.00%	12/17/2020	GBP	1,031	1,341,967
Stiphout Finance LLC,
Second Lien Term Loan (1 mo. EURIBOR + 8.00%)	9.00%	10/26/2023	EUR	2,790	3,373,662
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 07/21/2015; Cost $54,445) (d)	9.24%	10/26/2023		55	54,534
Term Loan (1 mo. USD LIBOR + 3.75%) (Acquired 07/21/2015; Cost $310,339)(d)	4.99%	10/26/2022		312	313,482
TMF Group Holdco B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 3.50%)	3.50%	10/13/2023	EUR	2,204	2,650,226
Walter Investment Management Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)(e)	4.99%	12/18/2020		1,442	1,339,458
					24,950,827

Food & Drug Retailers–1.81%
Adria Group Holding B.V. (Netherlands), Term Loan (Acquired 07/01/2014-06/30/2017; Cost $21,292,945)(e)(g)	—	06/04/2018	EUR	18,983	454,788
Albertsons, LLC,
Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.99%	08/25/2021		9,891	9,627,729
Term Loan B-5 (3 mo. USD LIBOR + 3.00%)	4.29%	12/21/2022		30	29,206
Term Loan B-6 (3 mo. USD LIBOR + 3.00%)	4.32%	06/22/2023		181	176,590
Pret A Manger (United Kingdom),
Delayed Draw Term Loan (Acquired 10/19/2016; Cost $606,039)(d)(f)	0.00%	12/31/2021	GBP	500	649,783
Term Loan B-2 (3 mo. GBP LIBOR + 4.00%)	4.30%	06/20/2022	GBP	3,021	3,938,800
Rite Aid Corp.,
Second Lien Term Loan 1 (1 mo. USD LIBOR + 4.75%)	5.99%	08/21/2020		99	100,246
Second Lien Term Loan 2 (1 mo. USD LIBOR + 3.88%)	5.12%	06/21/2021		298	299,808
SuperValu Inc.,
Delayed Draw Term Loan B (1 mo. USD LIBOR + 3.50%)	4.74%	06/08/2024		831	805,073
Term Loan (1 mo. USD LIBOR + 3.50%)	4.74%	06/08/2024		1,384	1,341,787
					17,423,810

Food Products–2.93%
Candy Intermediate Holdings, Inc., Term Loan (3 mo. USD LIBOR + 4.50%)	5.80%	06/15/2023		2,836	2,758,140
Chefs’ Warehouse Parent, LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	5.99%	06/22/2022		1,180	1,195,949
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.30%	07/03/2020		1,091	1,042,791
Dole Food Co., Inc.,
Term Loan B (2 mo. USD LIBOR + 2.75%)	4.01%	04/06/2024		1,471	1,476,270
Term Loan B (3 mo. USD LIBOR + 2.75%)	4.05%	04/06/2024		82	82,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco  Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
Hearthside Group Holdings, LLC,
Revolver Loan(d)(f)	0.00%	06/02/2019		$1,478	$1,473,112
Term Loan (1 mo. USD LIBOR + 3.00%)	4.24%	06/02/2021		404	406,165
Hostess Brands, LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.74%	08/03/2022		68	68,039
Jacobs Douwe Egberts International B.V., Term Loan B-5 (3 mo. USD LIBOR + 2.25%)	3.56%	07/04/2022		1,934	1,945,600
JBS USA Lux S.A.,
Term Loan (2 mo. USD LIBOR + 2.50%)	3.76%	10/30/2022		17	16,965
Term Loan (3 mo. USD LIBOR + 2.50%)	3.80%	10/30/2022		6,820	6,752,060
Labeyrie Fine Foods S.A.S. (France),
Term Loan B (3 Mo. EURIBOR + 4.25%)	4.25%	05/23/2023	EUR	2,935	3,539,599
Term Loan B-2	4.25%	05/23/2023	EUR	774	934,061
Nomad Foods US LLC (United Kingdom), Term Loan B-2 (1 mo. USD LIBOR + 2.75%)	3.98%	05/15/2024		1,417	1,426,772
Post Holdings, Inc.,
Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	3.49%	05/24/2024		2,577	2,584,541
Revolver Loan(d)(f)	0.00%	01/29/2019		2,283	2,279,824
Shearer’s Foods, LLC, Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)(d)	8.05%	06/30/2022		241	231,812
					28,213,715

Food Service–2.19%
Landry’s, Inc.,
Term Loan B (2 mo. USD LIBOR + 2.75%)	4.01%	10/04/2023		719	714,366
Term Loan B (3 mo. USD LIBOR + 2.75%)	3.97%	10/04/2023		1,029	1,022,556
New Red Finance, Inc.,
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.49%	02/16/2024		3,298	3,292,550
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	3.55%	02/16/2024		2,103	2,099,319
NPC International, Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.74%	04/19/2024		1,576	1,587,596
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.74%	04/18/2025		496	503,949
Red Lobster Management, LLC, Term Loan (1 mo. USD LIBOR + 5.25%)	6.49%	07/28/2021		1,111	1,123,110
Restaurant Holding Co., LLC, First Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.99%	02/28/2019		993	974,681
TKC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.49%	02/01/2023		71	71,520
US Foods, Inc., Second Lien Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	3.99%	06/27/2023		9,665	9,718,681
					21,108,328

Health Care–5.63%
Acadia Healthcare Co., Inc.,
Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.99%	02/11/2022		870	876,459
Term Loan B-2 (1 mo. USD LIBOR + 2.75%)	3.98%	02/16/2023		1,666	1,677,099
ATI Holdings, Inc., First Lien Term Loan(e)	—	05/10/2023		833	838,091
Biogroup-LCD (France), Term Loan(d)	3.50%	06/14/2024	EUR	1,221	1,465,887
CareCore National, LLC, Term Loan (1 mo. USD LIBOR + 4.00%)(d)	5.24%	03/05/2021		1,367	1,387,047
Community Health Systems, Inc.,
Incremental Term Loan G (3 mo. USD LIBOR + 2.75%)	4.07%	12/31/2019		294	293,924
Revolver Loan(d)(f)	0.00%	01/27/2019		1,160	1,147,445
Convatec Inc., Term Loan B (3 mo. USD LIBOR + 2.50%)	3.55%	10/31/2023		371	372,855
DJO Finance LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.49%	06/07/2020		501	499,516
Envision Healthcare Corp., Term Loan (3 mo. USD LIBOR + 3.00%)	4.30%	12/01/2023		776	783,196
Explorer Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	5.06%	05/02/2023		2,334	2,347,668
Global Healthcare Exchange, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.55%	06/30/2024		1,943	1,945,087
Greatbatch, Ltd., Term Loan B (1 mo. USD LIBOR + 3.50%)(e)	—	10/27/2022		1,604	1,613,372
HC Group Holdings III, Inc., Term Loan (3 mo. USD LIBOR + 5.00%)(d)	6.32%	04/07/2022		1,712	1,726,959
INC Research Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.49%	08/01/2024		244	244,694

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco  Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Kinetic Concepts, Inc.,
Term Loan (3 mo. USD LIBOR + 3.25%)	4.55%	02/03/2024		$2,490	$2,470,451
Term Loan (3 mo. EURIBOR + 3.00%)	4.00%	02/02/2024	EUR	790	950,407
MPH Acquisition Holdings LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	4.30%	06/07/2023		6,994	7,032,403
New Millennium HoldCo, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	7.74%	12/21/2020		1,328	749,570
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	5.05%	06/30/2021		3,118	3,131,395
Parexel International Corp., Term Loan(e)	—	08/11/2024		4,574	4,590,746
Surgery Center Holdings, Inc., Term Loan(e)	—	06/20/2024		1,069	1,060,776
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	3.99%	02/06/2024		4,168	4,126,446
Unilabs Diagnostics AB (Sweden),
Revolver Loan(d)(f)	0.00%	03/12/2021	EUR	6,439	7,547,163
Term Loan B-2 (6 mo. EURIBOR + 3.00%)	3.00%	04/19/2024	EUR	3,766	4,450,830
WP CityMD Bidco LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	5.30%	06/07/2024		841	844,989
					54,174,475

Home Furnishings–1.79%
Comfort Holding, LLC,
First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	5.98%	02/05/2024		2,278	2,124,088
Second Lien Term Loan (1 mo. USD LIBOR + 10.00%)	11.23%	02/03/2025		288	246,318
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.74%	08/05/2024		834	839,165
Hilding Anders AB (Sweden),
PIK Term Loan, 12.00% PIK Rate (Acquired 06/17/2014-11/23/2016; Cost $1,993,851)(d)(h)	12.00%	06/30/2020	EUR	3,742	89,085
Second Lien Term Loan (3 mo. EURIBOR + 7.00%)	7.00%	09/30/2020	EUR	8,999	10,471,464
Serta Simmons Bedding, LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.80%	11/08/2023		3,531	3,442,023
					17,212,143

Industrial Equipment–3.09%
Accudyne Industries LLC,
Revolver Loan (Acquired 07/08/2016; Cost $2,592,612)(d)(f)	0.00%	09/13/2019		3,112	2,831,654
Term Loan(e)	—	08/15/2024		2,136	2,139,197
Clark Equipment Co., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.01%	05/18/2024		3,527	3,542,635
Crosby US Acquisition Corp.,
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.31%	11/23/2020		566	523,481
Second Lien Term Loan (3 mo. USD LIBOR + 6.00%)	7.31%	11/22/2021		862	714,684
Delachaux S.A. (France), Term Loan B-3 (3 mo. GBP LIBOR + 4.25%)	5.25%	10/28/2021	GBP	2,522	3,273,639
DXP Enterprises, Inc., Term Loan(d)(e)	—	08/29/2023		758	754,848
Engineered Machinery Holdings, Inc.,
First Lien Delayed Draw Term Loan(f)	0.00%	07/25/2024		75	74,829
First Lien Term Loan(e)	—	07/19/2024		575	575,611
Second Lien Delayed Draw Term Loan(e)	—	07/25/2025		6	6,063
Second Lien Delayed Draw Term Loan(f)	0.00%	07/25/2025		44	44,463
Second Lien Term Loan(e)	—	07/25/2025		421	424,418
Filtration Group Corp., First Lien Term Loan (2 mo. USD LIBOR + 3.00%)	4.26%	11/23/2020		2,402	2,417,052
Gardner Denver, Inc.,
Term Loan B-1(e)	—	07/30/2024	EUR	3,147	3,741,984
Term Loan B-1(e)	—	07/30/2024		1,590	1,591,817
Generac Power System, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	3.55%	05/31/2023		497	498,982
Milacron LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	4.24%	09/25/2023		1,413	1,422,009
MX Holdings US, Inc., Term Loan B-1-B (1 mo. USD LIBOR + 2.75%)	3.99%	08/14/2023		204	204,745
North American Lifting Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.80%	11/27/2020		2,250	2,111,417
Robertshaw US Holding Corp.,
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.75%	08/10/2024		1,051	1,059,128
Second Lien Term Loan(e)	—	02/10/2025		353	350,324

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco  Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Tank Holding Corp., Term Loan (3 mo. USD LIBOR + 4.25%)	5.55%	03/16/2022		$726	$730,115
Terex Corp., Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	3.51%	01/31/2024		744	743,875
					29,776,970

Insurance–0.75%
Alliant Holdings I, L.P., Term Loan (3 mo. USD LIBOR + 3.25%)	4.56%	08/14/2022		343	343,055
AmWINS Group, LLC,
First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	3.99%	01/25/2024		1,173	1,176,781
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.99%	01/25/2025		204	208,768
Hub International Ltd.,
Term Loan (2 mo. USD LIBOR + 3.00%)	4.26%	10/02/2020		3	2,971
Term Loan (3 mo. USD LIBOR + 3.00%)	4.31%	10/02/2020		1,141	1,146,875
USI Inc.,
Incremental Term Loan(e)	—	05/16/2024		2,076	2,064,796
Term Loan (6 mo. USD LIBOR + 3.00%)	4.31%	05/16/2024		2,249	2,240,645
					7,183,891

Leisure Goods, Activities & Movies–5.16%
Alpha Topco Ltd. (United Kingdom), Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	4.49%	02/01/2024		8,436	8,500,998
AMC Entertainment Inc.,
Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	3.48%	12/15/2023		1,349	1,346,365
Term Loan (1 mo. USD LIBOR + 2.25%)	3.48%	12/15/2022		1,552	1,547,073
Bright Horizons Family Solutions, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.49%	11/07/2023		760	764,650
CWGS Group, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.98%	11/08/2023		1,696	1,710,897
Cyan Blue Holdco 3 Limited (Jersey), Term Loan B-1(e)	—	07/30/2024	GBP	4,239	5,523,925
Dorna Sports, S.L. (Spain), Term Loan B-2 (3 mo. USD LIBOR + 3.50%)	5.02%	04/12/2024		1,654	1,646,735
Equinox Holdings Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.49%	03/08/2024		1,470	1,474,247
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.23%	09/08/2024		190	193,913
Fitness International, LLC, Term Loan B (1 mo. USD LIBOR + 4.25%)	5.49%	07/01/2020		957	968,320
Fugue Finance B.V., Term Loan(e)	—	09/01/2024	EUR	2,942	3,518,294
International Park Holdings B.V. (Netherlands), Term Loan B	3.50%	06/08/2024	EUR	3,986	4,763,178
Intrawest Resorts Holdings, Inc.,
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.49%	07/31/2024		847	848,460
Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.49%	07/31/2024		447	448,272
MTL Publishing LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.50%)	3.73%	08/21/2023		2,290	2,298,870
Orbiter International S.a.r.l. (Luxembourg), Term Loan B-2(e)	—	07/07/2024	CHF	3,177	3,377,650
Regal Cinemas Corp., Term Loan (1 mo. USD LIBOR + 2.00%)	3.24%	04/01/2022		1,843	1,830,597
Sabre GLBL Inc., Incremental Term Loan B-1(e)	—	02/22/2024		293	294,175
Shutterfly, Inc., Delayed Draw Term Loan B(f)	0.00%	08/17/2024		675	674,523
UFC Holdings, LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.49%	08/18/2023		6,490	6,520,418
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.74%	08/18/2024		1,437	1,470,602
					49,722,162

Lodging & Casinos–4.45%
B&B Hotels S.A.S. (France), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	03/14/2023	EUR	8,500	10,257,965
Belmond Interfin Ltd. (Bermuda), Term Loan (1 mo. USD LIBOR + 2.75%)	3.99%	07/03/2024		2,010	2,014,921
Boyd Gaming Corp., Term Loan B (1 wk. USD LIBOR + 2.50%)	3.70%	09/15/2023		1,147	1,151,208
Caesars Growth Properties Holdings, LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.24%	05/08/2021		3,594	3,610,149
CityCenter Holdings, LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.73%	04/18/2024		1,089	1,092,912
Four Seasons Hotels Ltd. (Canada), Term Loan (1 mo. USD LIBOR + 2.50%)	3.74%	11/30/2023		1,607	1,616,120
GVC Holdings PLC (United Kingdom), Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	03/03/2023	EUR	1,909	2,290,237

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco  Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Lodging & Casinos–(continued)
Harrah’s Operating Co., Inc.,
Term Loan B-4 (1 mo. USD LIBOR + 1.50%)(i)	1.50%			$279	$362,037
Term Loan B-6 (1 mo. USD LIBOR + 1.50%)(i)	1.50%			3,982	4,813,661
Las Vegas Sands, LLC/Venetian Casino Resort, LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	3.24%	03/29/2024		24	24,222
RHP Hotel Properties, LP, Term Loan B (3 mo. USD LIBOR + 2.25%)	3.56%	05/11/2024		862	867,549
Scientific Games International, Inc.,
Multi-Currency Revolver Loan(f)	0.00%	10/18/2018		3,156	3,108,305
Term Loan B-4(e)	—	08/14/2024		6,604	6,665,167
Station Casinos LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.74%	06/08/2023		2,293	2,293,781
Tackle Group S.a.r.l. (Germany), Revolver Loan(f)	0.00%	05/08/2023	EUR	741	851,050
Twin River Management Group, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.80%	07/10/2020		1,830	1,847,539
					42,866,823

Nonferrous Metals & Minerals–0.43%
American Rock Salt Co. LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	1.99%	05/20/2021		1,041	1,043,438
Dynacast International LLC,
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.55%	01/28/2022		1,323	1,327,720
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)(d)	9.80%	01/30/2023		547	550,146
Levantina Group (Spain), PIK Term Loan, 10.00% PIK Rate (Acquired 04/29/2014-12/31/2016; Cost $5,924,362)(d)(h)	10.00%	06/30/2020	EUR	7,629	1,180,600
					4,101,904

Oil & Gas–5.96%
Ascent Resources — Marcellus, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.48%	08/04/2020		2,968	1,996,026
BCP Raptor, LLC, Term Loan (2 mo. USD LIBOR + 4.25%)	5.51%	06/24/2024		2,074	2,093,720
Bronco Midstream Funding, LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	5.32%	08/17/2020		2,021	2,047,786
California Resources Corp., Term Loan (1 mo. USD LIBOR + 10.38%)	11.60%	12/31/2021		2,103	2,236,656
Citgo Holdings, Inc., Term Loan (3 mo. USD LIBOR + 8.50%)	9.80%	05/12/2018		4,350	4,395,507
Citgo Petroleum Corp., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.80%	07/29/2021		1,936	1,942,611
Crestwood Holdings LLC, Term Loan B-1 (1 mo. USD LIBOR + 8.00%)	9.23%	06/19/2019		2,568	2,564,524
Drillships Financing Holding Inc., Term Loan B-1(g)(i)	0.00%	03/31/2021		6,415	4,105,688
Fieldwood Energy LLC,
First Lien Term Loan (3 mo. USD LIBOR + 7.13%)	8.42%	09/30/2020		1,103	804,864
Second Lien Term Loan (3 mo. USD LIBOR + 7.13%)	8.42%	09/30/2020		1,363	616,620
Term Loan (3 mo. USD LIBOR + 2.88%)	4.17%	09/28/2018		193	181,317
Term Loan (3 mo. USD LIBOR + 7.00%)	8.30%	08/31/2020		4,172	3,880,253
Floatel International Ltd., Term Loan (3 mo. USD LIBOR + 5.00%)	6.30%	06/27/2020		3,746	2,781,650
Gulf Finance, LLC, Term Loan B (3 mo. USD LIBOR + 5.25%)	6.55%	08/25/2023		4,838	4,426,516
HGIM Corp., Term Loan B (3 mo. USD LIBOR + 4.50%)	5.75%	06/18/2020		4,832	2,029,301
Jonah Energy LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.74%	05/12/2021		1,778	1,753,558
Osum Production Corp. (Canada), Term Loan (3 mo. USD LIBOR + 5.50%) (Acquired 08/04/2014-05/04/2017; Cost $2,261,956)(d)	6.80%	07/31/2020		2,487	1,989,269
Pacific Drilling S.A. (Luxembourg), Term Loan (3 mo. USD LIBOR + 3.50%)	4.75%	06/03/2018		338	116,721
Paragon Offshore Finance Co. (Cayman Islands),
Term Loan (3 mo. USD LIBOR + 6.00%)(i)	7.30%	07/18/2022		87	73,032
Term Loan (Prime Rate + 1.75%)(i)	6.00%	07/16/2021		14	5,488
Petroleum GEO-Services ASA, Term Loan (3 mo. USD LIBOR + 2.50%)	3.80%	03/19/2021		5,474	4,490,881
Seadrill Operating L.P., Term Loan (3 mo. USD LIBOR + 3.00%)	4.30%	02/21/2021		11,336	7,372,063
Southcross Energy Partners, L.P., Term Loan (3 mo. USD LIBOR + 4.25%)	5.55%	08/04/2021		1,033	913,195
Veresen Midstream US LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	4.74%	03/31/2022		1,538	1,548,511
Weatherford International Ltd. (Bermuda), Term Loan (1 mo. USD LIBOR + 2.30%)	3.54%	07/13/2020		3,124	2,999,296
					57,365,053

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco  Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Publishing–1.03%
Ascend Learning, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.53%	07/12/2024	$1,469	$1,478,843
Getty Images, Inc.,
Revolver Loan(d)(f)	0.00%	10/18/2017	4,196	4,111,863
Term Loan (3 mo. USD LIBOR + 3.50%)	4.80%	10/18/2019	1,742	1,515,585
Merrill Communications LLC, Term Loan (3 mo. USD LIBOR + 5.25%)	6.56%	06/01/2022	1,300	1,308,535
ProQuest LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.99%	10/24/2021	1,471	1,488,646
				9,903,472

Radio & Television–2.72%
E.W. Scripps Co., Term Loan(e)	—	10/04/2024	650	652,759
Gray Television, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	3.73%	02/07/2024	353	354,214
iHeartCommunications, Inc.,
Term Loan D (1 mo. USD LIBOR + 6.75%)	7.99%	01/30/2019	13,774	11,093,001
Term Loan E (1 mo. USD LIBOR + 7.50%)	8.74%	07/31/2019	14,242	11,455,662
Mission Broadcasting, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.50%)(e)	—	01/17/2024	14	13,998
Nexstar Broadcasting, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.50%)(e)	—	01/17/2024	111	111,809
Raycom TV Broadcasting, LLC, Term Loan B(e)	—	08/30/2024	1,879	1,892,706
Sinclair Television Group, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.49%	01/03/2024	595	596,752
				26,170,901

Retailers (except Food & Drug)–8.53%
Action Holding B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	02/25/2022	EUR 909	1,096,381
Bass Pro Group, LLC,
Term Loan (1 mo. USD LIBOR + 3.25%)	4.48%	06/05/2020	325	323,577
Term Loan (3 mo. USD LIBOR + 5.00%)	6.30%	12/16/2023	6,702	6,375,083
BJ’s Wholesale Club, Inc., Term Loan B (3 mo. USD LIBOR + 3.75%)	4.97%	02/03/2024	653	631,729
Cortefiel, S.A. (Spain),
PIK Term Loan B-1, 1.00% PIK Rate, 4.25% Cash Rate(h)	1.00%	03/21/2018	EUR 1,984	2,367,006
PIK Term Loan B-2, 1.00% PIK Rate, 4.25% Cash Rate(h)	1.00%	03/21/2018	EUR 2,175	2,595,234
PIK Term Loan B-3, 1.00% PIK Rate, 4.25% Cash Rate(h)	1.00%	03/21/2018	EUR 2,520	3,006,810
PIK Term Loan B-3, 1.00% PIK Rate, 5.25% Cash Rate(h)	1.00%	03/21/2018	EUR 2,882	3,438,713
David’s Bridal, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	5.30%	10/11/2019	1,071	846,802
Fullbeauty Brands Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.75%)	5.99%	10/14/2022	1,840	1,302,683
J. Crew Group, Inc.,
Term Loan (1 mo. USD LIBOR + 3.22%)	4.45%	03/05/2021	231	136,014
Term Loan (3 mo. USD LIBOR + 3.22%)	4.52%	03/05/2021	345	203,023
Lands’ End, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.48%	04/02/2021	3,232	2,649,994
Moran Foods LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	7.24%	12/05/2023	3,498	3,340,893
National Vision, Inc.,
Revolver Loan(d)(f)	0.00%	03/13/2019	1,744	1,604,461
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	6.99%	03/13/2022	94	94,184
Party City Holdings Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.32%	08/19/2022	981	983,996
Payless Inc.,
DIP Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 05/17/2017; Cost $842,587)	9.23%	02/10/2022	843	843,598
Term Loan A-2 (1 mo. USD LIBOR + 9.00%)(d)	10.23%	08/10/2022	1,582	1,590,454
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.31%	01/26/2023	5,470	4,630,451
Pier 1 Imports (U.S.), Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.80%	04/30/2021	854	822,816
Sally Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.75%	07/05/2024	832	838,515
Savers Inc.,
Term Loan (2 mo. USD LIBOR + 3.75%)	5.01%	07/09/2019	8	7,556
Term Loan (3 mo. USD LIBOR + 3.75%)	5.06%	07/09/2019	3,068	2,871,395
Sears Roebuck Acceptance Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.74%	06/30/2018	10,175	10,094,444
Staples, Inc., Term Loan(e)	—	08/14/2024	3,754	3,740,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco  Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–(continued)
THOM Europe S.A.S (France), Term Loan B	4.50%	08/01/2024	EUR	7,023	$8,293,746
Toys ‘R’ US Property Co. I, LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	6.24%	08/21/2019		$6,910	6,460,550
Toys ‘R’ Us-Delaware, Inc.,
Term Loan A-1 (3 mo. USD LIBOR + 7.25%) (Acquired 10/09/2014; Cost $1,024,960)(d)	8.56%	10/24/2019		1,038	1,043,610
Term Loan A-1 (3 mo. USD LIBOR + 7.25%) (Acquired 10/09/2014; Cost $1,270,946)(d)	8.56%	10/24/2019		1,288	1,294,077
Term Loan B-2 (3 mo. USD LIBOR + 3.75%)	5.25%	05/25/2018		142	136,656
Vivarte (France), Term Loan, 7.00% PIK Rate, 4.00% Cash Rate(h)	7.00%	10/29/2019	EUR	6,597	6,454,036
Watson BidCo B.V. (Netherlands), Term Loan B (1 mo. EURIBOR + 3.50%)	3.50%	05/20/2024	EUR	1,671	1,996,967
					82,115,829

Steel–0.06%
Atkore International, Inc., Incremental Term Loan (3 mo. USD LIBOR + 3.00%)	4.30%	12/22/2023		602	605,551

Surface Transport–1.98%
Kenan Advantage Group, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.24%	07/29/2022		1,328	1,329,416
PODS LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.48%	02/02/2022		1,521	1,532,814
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	5.49%	06/26/2021		1,939	1,696,860
XPO Logistics, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	3.55%	11/01/2021		1,309	1,312,754
Zeus Bidco Ltd. (United Kingdom), Term Loan (3 mo. USD LIBOR + 7.25%) (Acquired 03/24/2017;Cost $12,711,634)(d)	7.56%	03/29/2024	GBP	10,325	13,151,314
					19,023,158

Telecommunications–8.72%
Avaya Inc., DIP Term Loan (1 mo. USD LIBOR + 7.50%)	8.73%	01/24/2018		1,087	1,108,142
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.75%	01/31/2025		10,435	10,233,302
Colorado Buyer Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.31%	05/01/2024		1,891	1,903,120
Communications Sales & Leasing, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.24%	10/24/2022		5,607	5,434,560
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)(e)	4.24%	10/05/2023		8,686	8,551,748
Frontier Communications Corp.,
Term Loan (1 mo. USD LIBOR + 2.75%)	3.99%	03/31/2021		3,293	3,165,747
Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	4.99%	06/15/2024		428	410,792
GTT Communications, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.50%	01/09/2024		2,295	2,310,403
Intelsat Jackson Holdings S.A., Term Loan B-2 (3 mo. USD LIBOR + 2.75%)	4.00%	06/30/2019		3,588	3,579,720
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.49%	02/22/2024		11,211	11,224,138
LTS Buyer LLC, First Lien Term Loan B (3 mo. USD LIBOR + 3.25%)	4.55%	04/13/2020		48	48,660
Sprint Communications Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.75%	02/02/2024		8,855	8,869,737
Syniverse Holdings, Inc.,
Term Loan (3 mo. USD LIBOR + 3.00%)	4.31%	04/23/2019		4,059	3,913,773
Term Loan B (3 mo. USD LIBOR + 3.00%)	4.30%	04/23/2019		2,706	2,609,171
Telesat LLC, Term Loan B-4 (3 mo. USD LIBOR + 3.00%)	4.30%	11/17/2023		9,234	9,322,728
U.S. Telepacific Corp., Term Loan (3 mo. USD LIBOR + 5.00%)	6.32%	05/02/2023		2,027	1,981,017
Windstream Services, LLC,
Term Loan B-6 (1 mo. USD LIBOR + 4.00%)	5.23%	03/29/2021		7,286	6,702,976
Term Loan B-6 (2 mo. USD LIBOR + 4.00%)	5.27%	03/29/2021		18	16,928
Term Loan B-7 (1 mo. USD LIBOR + 3.25%)	4.48%	02/17/2024		787	693,961
Term Loan B-7 (2 mo. USD LIBOR + 3.25%)	4.52%	02/17/2024		2	1,748
Zayo Group, LLC,
Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	3.23%	01/19/2021		971	973,012
Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	3.48%	01/19/2024		882	883,904
					83,939,287

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco  Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Utilities–8.57%
AES Corp., (The), Term Loan (3 mo. USD LIBOR + 2.00%)	3.32%	05/24/2022		$1,415	$1,417,266
APLP Holdings L.P. (Canada), Term Loan (1 mo. USD LIBOR + 4.25%)	5.49%	04/13/2023		1,637	1,661,734
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.74%	05/27/2022		785	789,522
Calpine Corp.,
Term Loan (1 mo. USD LIBOR + 1.75%)	2.99%	12/31/2019		730	729,424
Term Loan (3 mo. USD LIBOR + 2.75%)	4.05%	01/15/2024		10,251	10,238,647
Term Loan B-7 (3 mo. USD LIBOR + 2.75%)	4.05%	05/31/2023		4,974	4,968,621
Dynegy Inc., Term Loan C-1 (1 mo. USD LIBOR + 3.25%)	4.49%	02/07/2024		7,453	7,475,959
Eastern Power, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.99%	10/02/2023		5,742	5,761,335
Granite Acquisition, Inc.,
First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	5.30%	12/17/2021		2,663	2,686,974
First Lien Term Loan C (3 mo. USD LIBOR + 4.00%)	5.30%	12/17/2021		119	119,932
Lightstone Holdco LLC,
Term Loan B (1 mo. USD LIBOR + 4.50%)	5.74%	01/30/2024		5,421	5,399,552
Term Loan C (1 mo. USD LIBOR + 4.50%)	5.74%	01/30/2024		338	336,447
Nautilus Power, LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.74%	05/16/2024		1,953	1,968,837
NRG Energy Inc., Revolver Loan A(d)(f)	0.00%	07/01/2018		24,291	24,096,041
Pike Corp.,
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.24%	09/10/2024		129	131,114
Term Loan (1 mo. USD LIBOR + 3.75%)	4.99%	03/08/2024		665	672,865
Southeast PowerGen LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)	4.80%	12/02/2021		779	748,857
Talen Energy Supply, LLC, Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	5.24%	07/15/2023		132	130,351
USIC Holding, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.92%	12/08/2023		2,423	2,435,853
Vistra Operations Co. LLC,
Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	3.98%	12/14/2023		946	948,307
Term Loan (1 mo. USD LIBOR + 2.75%)	3.99%	08/04/2023		7,920	7,932,549
Term Loan C (1 mo. USD LIBOR + 2.75%)	3.98%	08/04/2023		1,816	1,818,269
					82,468,456
Total Variable Rate Senior Loan Interests					1,175,898,701

Bonds & Notes–19.61%
Air Transport–0.41%
LATAM Airlines Group S.A. (Chile)	4.50%	08/15/2025		457	455,549
Mesa Airlines, Inc. (Acquired 11/25/2015; Cost $3,457,829)(j)	5.75%	01/15/2024		3,458	3,535,630
					3,991,179

Automotive–2.17%
Federal-Mogul Holdings Corp.(j)	5.00%	07/15/2024	EUR	5,078	5,809,954
Federal-Mogul Holdings Corp. (3 mo. EURIBOR + 4.88%)(j)(k)	4.88%	04/15/2024	EUR	8,703	10,233,058
Schaeffler AG (Germany)(j)	4.13%	09/15/2021		627	635,310
Schaeffler AG (Germany)(j)	4.50%	09/15/2023		627	639,540
Superior Industries International, Inc.(j)	6.00%	06/15/2025	EUR	3,224	3,560,141
					20,878,003

Business Equipment & Services–4.31%
Dream Secured Bondco AB (Sweden) (3 mo. EURIBOR + 7.25%)(j)(k)	8.25%	10/21/2023	EUR	1,000	1,202,308
Dream Secured Bondco AB (Sweden) (3 mo. EURIBOR + 7.25%)(j)(k)	8.25%	10/21/2023	EUR	7,530	9,053,376
Dream Secured Bondco AB (Sweden) (3 mo. STIBOR + 7.25%)(j)(k)	8.25%	10/21/2023	SEK	34,923	4,425,904
ICBPI (United Kingdom)(j)	7.13%	05/30/2021	EUR	4,250	5,286,107
ICBPI (United Kingdom)(j)	8.25%	05/30/2021	EUR	4,250	5,337,557
ICBPI (United Kingdom) (6 mo. EURIBOR + 8.00%)(j)(k)	8.00%	05/30/2021	EUR	7,000	8,478,135
TeamSystems S.p.A. (Italy) (3 mo. EURIBOR + 6.25%)(j)(k)	7.25%	05/20/2022	EUR	6,500	7,731,344
					41,514,731

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco  Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television–1.83%
Altice Financing S.A. (Luxembourg)(j)	6.63%	02/15/2023		$536	$566,820
Altice Financing S.A. (Luxembourg)(j)	7.50%	05/15/2026		3,064	3,355,080
Altice US Finance I Corp.(j)	5.50%	05/15/2026		7,531	7,964,032
UPC Broadband Holdings, B.V. (Netherlands)(j)	3.63%	06/15/2029	EUR	2,711	3,209,045
Virgin Media Investment Holdings Ltd. (United Kingdom)	5.13%	02/15/2022	GBP	100	129,957
Virgin Media Investment Holdings Ltd. (United Kingdom)(j)	5.50%	08/15/2026		2,252	2,381,490
					17,606,424

Chemicals & Plastics–0.27%
Hexion Specialty Chemicals, Inc.	6.63%	04/15/2020		2,834	2,592,744

Containers & Glass Products–1.81%
Ardagh Glass Finance PLC	6.63%	09/15/2023	EUR	6,737	8,577,541
Horizon Holdings III (France)(j)	8.25%	02/15/2022	EUR	5,887	7,507,502
Reynolds Group Holdings Inc. (3 mo. USD LIBOR + 3.50%)(j)(k)	4.80%	07/15/2021		1,310	1,336,200
					17,421,243

Electronics & Electrical–0.29%
Blackboard Inc.(j)	9.75%	10/15/2021		2,320	2,111,200
Micron Technology, Inc.	7.50%	09/15/2023		648	720,090
					2,831,290

Financial Intermediaries–3.44%
Garfunkelux Holdco 3 S.A. (Luxembourg)(j)	11.00%	11/01/2023	GBP	11,354	15,938,544
Lindorff Group AB (Norway)(j)	2.75%	07/15/2022	EUR	3,000	3,613,458
Nemean Bondco PLC (United Kingdom)(j)	7.38%	02/01/2024	GBP	7,963	9,911,319
Nemean Bondco PLC (United Kingdom) (3 mo. GBP LIBOR + 6.50%)(j)(k)	6.79%	02/01/2023	GBP	746	936,823
Promontoria MCS (France) (3 mo. EURIBOR + 5.75%)(j)(k)	5.75%	09/30/2021	EUR	2,124	2,692,848
					33,092,992

Food Products–0.31%
Ocado Group PLC (United Kingdom)(j)	4.00%	06/15/2024	GBP	2,298	3,001,409

Health Care–1.69%
Care UK Health & Social Care PLC (United Kingdom) (3 mo. GBP LIBOR + 5.00%)(j)(k)	5.29%	07/15/2019	GBP	6,029	7,759,306
DJO Finance LLC	10.75%	04/15/2020		3,041	2,657,074
DJO Finance LLC(j)	8.13%	06/15/2021		1,186	1,129,665
IDH Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 6.00%)(j)(k)	6.28%	08/15/2022	GBP	3,875	4,735,173
					16,281,218

Lodging & Casinos–1.00%
ESH Hospitality, Inc.(j)	5.25%	05/01/2025		834	864,232
Travelodge Hotels Ltd. (United Kingdom)(j)	8.50%	05/15/2023	GBP	990	1,430,353
Travelodge Hotels Ltd. (United Kingdom) (3 mo. GBP LIBOR + 4.88%)(j)(k)	5.15%	05/15/2023	GBP	5,640	7,396,358
					9,690,943

Nonferrous Metals & Minerals–0.74%
TiZir Ltd. (United Kingdom)(d)(j)	9.50%	07/19/2022		7,072	7,080,840

Radio & Television–0.34%
Clear Channel International B.V.(j)	8.75%	12/15/2020		3,093	3,239,918

Retailers (except Food & Drug)–0.69%
Claire’s Stores Inc.(j)	6.13%	03/15/2020		734	335,805
TWIN SET — Simona Barbieri S.p.A. (Italy) (3 mo. EURIBOR + 5.88%)(j)(k)	5.54%	07/15/2019	EUR	5,277	6,270,035
					6,605,840

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco  Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–0.31%
Communications Sales & Leasing, Inc.(j)	6.00%	04/15/2023	$842	$844,105
Communications Sales & Leasing, Inc.(j)	7.13%	12/15/2024	205	191,419
Goodman Networks Inc.	8.00%	05/11/2022	1,692	1,429,447
Wind Telecomunicazioni S.p.A. (Italy)(j)	7.38%	04/23/2021	500	520,625
Windstream Services, LLC	6.38%	08/01/2023	20	15,550
				3,001,146
Total Bonds & Notes				188,829,920

			Shares
Common Stocks & Other Equity Interests–7.04%(l)
Aerospace & Defense–0.42%
IAP Worldwide Services (Acquired 07/18/2014-08/18/2014; Cost $239,759)(d)(j)(m)			221	4,065,233

Automotive–0.01%
Transtar Holding Co., Class A(j)(m)			2,348,384	129,161

Building & Development–0.53%
Axia Inc. (Acquired 03/19/2010; Cost $1,404,030)(d)(j)			101	902,023
BMC Stock Holdings, Inc.(m)			178,263	3,618,739
Five Point Holdings LLC, Class A			37,531	531,064
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/2010; Cost $24,140,508)(d)(j)(m)			2,339	0
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 07/15/2010; Cost $285,788)(d)(j)(m)			28	0
				5,051,826

Chemicals & Plastics–0.00%
Lyondell Chemical Co., Class A			344	31,163

Conglomerates–0.02%
Euramax International, Inc. (Acquired 07/09/2009; Cost $1,962,106)(j)			1,870	153,324

Drugs–0.00%
BPA Laboratories, Class A, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(d)(j)(m)			4,658	0
BPA Laboratories, Class B, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(d)(j)(m)			7,468	0
				0

Financial Intermediaries–0.00%
RJO Holdings Corp. (Acquired 12/10/2010; Cost $0)(d)(j)			2,144	11,792
RJO Holdings Corp., Class A (Acquired 12/10/2010; Cost $0)(d)(j)			1,142	1,257
RJO Holdings Corp., Class B (Acquired 12/10/2010; Cost $0)(d)(j)			3,333	33
				13,082

Forest Products–0.03%
Verso Corp., Class A(m)			61,544	327,414

Health Care–0.02%
New Millennium Holdco(j)(m)			148,019	157,344

Leisure Goods, Activities & Movies–0.46%
Metro-Goldwyn-Mayer, Inc., Class A(m)			50,602	4,465,627

Lodging & Casinos–0.40%
Twin River Management Group, Inc. (Acquired 11/05/2010; Cost $448,969)(j)(m)			41,966	3,881,855

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco  Dynamic Credit Opportunities Fund

			Shares		Value
Nonferrous Metals & Minerals–0.24%
Arch Coal, Inc., Class A				28,790	$2,299,457
Levantina Group (Spain) (Acquired 04/29/2014-06/24/2015; Cost $0)(d)(j)(m)				148,087	0
					2,299,457

Oil & Gas–0.48%
Ameriforge Group, Inc.(k)(m)				409	11,043
CJ Holding Co.(m)				28,759	726,452
Paragon Offshore Finance Co. (Cayman Islands)(j)(m)				2,560	37,440
Paragon Offshore Finance Co. (Cayman Islands), Class A(j)(m)				2,560	1,984
Paragon Offshore Finance Co. (Cayman Islands), Class B(j)(m)				1,280	21,760
Samson Investment Co.(j)(m)				163,748	3,807,141
					4,605,820

Publishing–0.77%
Affiliated Media, Inc., Class B(j)				87,369	1,791,060
Merrill Communications LLC, Class A(j)(m)				602,134	5,569,739
Tronc, Inc.(m)				6,064	87,989
					7,448,788

Retailers (except Food & Drug)–0.26%
Payless Inc.(j)(m)				79,627	2,454,782

Surface Transport–2.58%
Nobina Europe AB (Sweden)				4,969,706	24,830,548

Telecommunications–0.00%
Goodman Networks Inc. (Acquired 05/31/2017; Cost $1,011)(d)(j)(m)				101,108	0

Utilities–0.82%
Bicent Power, LLC, Series A, Wts. expiring 08/21/2022 (Acquired 08/21/2012; Cost $0)(d)(j)(m)				2,024	0
Bicent Power, LLC, Series B, Wts. expiring 08/21/2022 (Acquired 08/21/2012; Cost $0)(d)(j)(m)				3,283	0
Vistra Operations Co. LLC, Rts. expiring 12/31/2046(j)(m)				412,446	433,068
Vistra Operations Co. LLC				412,446	7,300,294
Vistra Operations Co. LLC (Acquired 10/03/2016; Cost $317,415)(d)(j)(m)				675,351	101,303
					7,834,665
Total Common Stocks & Other Equity Interests					67,750,089

	Interest Rate	Maturity Date	Principal Amount (000)(a)
Structured Products–4.20%
Adagio V CLO DAC (Ireland), Series V-X, Class E (3 mo. EURIBOR + 6.70%)(j)(k)	6.70%	10/15/2029	EUR	786	943,400
ALME Loan Funding V B.V. (Ireland), Series 5X, Class E (3 mo. EURIBOR + 6.00%)(j)(k)	6.00%	07/15/2029	EUR	1,250	1,498,193
Apidos CLO X, Series 2012-10A, Class E (3 mo. USD LIBOR + 6.25%)(j)(k)	7.56%	10/30/2022		$955	958,009
Atrium X LLC, Series 2013-10A, Class E (3 mo. USD LIBOR + 4.50%)(j)(k)	5.80%	07/16/2025		250	250,696
Avoca CLO XVI DAC (United Kingdom), Series 16X, Class E (3 mo. EURIBOR + 6.25%)(j)(k)	6.25%	07/15/2029	EUR	2,235	2,695,645
Avoca CLO XVII DAC (United Kingdom), Series 17X, Class E (3 mo. EURIBOR + 5.95%)(j)(k)	5.95%	01/15/2030	EUR	3,750	4,459,714
Cairn CLO VI B.V. (Netherlands), Series 2016-6X, Class E (3 mo. EURIBOR + 6.25%)(j)(k)	6.25%	07/25/2029	EUR	1,898	2,301,434
Clontarf Park CLO (Ireland), Series 2017-1A, Class D (3 mo. EURIBOR + 5.10%)(j)(k)	5.10%	08/05/2030	EUR	1,163	1,367,033
Elm Park CLO DAC, Series 1X, Class D (3 mo. EURIBOR + 6.40%)(j)(k)	6.40%	04/16/2029	EUR	3,000	3,624,922
Gallatin Funding CLO VII, Ltd., Series 2014-1A, Class E (3 mo. USD LIBOR + 5.67%)(j)(k)	6.97%	07/15/2023		1,838	1,848,370
ING Investment Management CLO IV, Ltd., Series 2007-4A, Class D (3 mo. USD LIBOR + 4.25%)(j)(k)	5.56%	06/14/2022		395	397,751

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco  Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
ING Investment Management CLO, Ltd., Series 2013-3A, Class D (3 mo. USD LIBOR + 4.50%)(j)(k)	5.80%	01/18/2026		$1,573	$1,547,789
KKR Financial CLO, Ltd., Series 2012-1A, Class D (3 mo. USD LIBOR + 5.50%)(j)(k)	6.75%	12/15/2024		3,172	3,188,095
Madison Park Funding XIV, Ltd., Series 2014-14A, Class F (3 mo. USD LIBOR + 5.40%)(j)(k)	6.71%	07/20/2026		1,060	1,008,054
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class D (3 mo. USD LIBOR + 5.10%)(j)(k)	6.41%	10/25/2028		1,694	1,709,597
OCP Euro CLO (Ireland), Series 2017-1X, Class E (3 mo. EURIBOR + 5.35%)(j)(k)	5.35%	06/18/2030	EUR	2,750	3,212,649
Octagon Investment Partners XIX, Ltd., Series 2014-1A, Class E (3 mo. USD LIBOR + 4.85%)(j)(k)	6.15%	04/15/2026		1,639	1,606,293
Octagon Investment Partners XVIII, Ltd., Series 2013-1A, Class D (3 mo. USD LIBOR + 5.25%)(j)(k)	6.56%	12/16/2024		1,257	1,263,215
Orwell Park CLO Ltd., Series 1X, Class D (3 mo. EURIBOR + 4.45%)(j)(k)	4.45%	07/18/2029	EUR	1,125	1,283,980
Regatta IV Funding Ltd., Series 2014-1A, Class E (3 mo. USD LIBOR + 4.95%)(j)(k)	6.26%	07/25/2026		355	347,903
St. Paul’s IV CLO (Ireland),
Series 4X, Class D (3 mo. EURIBOR + 4.80%)(j)(k)	4.47%	04/25/2028		1,000	1,178,221
Series 4X, Class E (3 mo. EURIBOR + 6.00%)(j)(k)	5.67%	04/25/2028		500	578,545
Symphony CLO VIII, Ltd., Series 2012-8A, Class ER (3 mo. USD LIBOR + 6.00%)(j)(k)	7.30%	01/09/2023		3,116	3,132,324
Total Structured Products					40,401,832

			Shares
Preferred Stocks–0.02%(l)
Financial Intermediaries–0.00%
RJO Holdings Corp., Series A-2 (Acquired 12/10/2010; Cost $0)(d)(j)				649	6,489

Retailers (except Food & Drug)–0.00%
Vivarte (France) (Acquired 07/31/2014-01/06/2016; Cost $0)(d)(j)(m)				5,748	0

Telecommunications–0.02%
Goodman Networks Inc., Series A-1(d)(m)				120,295	180,443
Total Preferred Stocks					186,932

Money Market Funds–2.79%
Government & Agency Portfolio–Institutional Class, 0.93%(n)				16,136,121	16,136,121
Treasury Portfolio–Institutional Class, 0.90%(n)				10,757,414	10,757,414
Total Money Market Funds					26,893,535
TOTAL INVESTMENTS IN SECURITIES(o)–155.79% (Cost $1,523,083,792)					1,499,961,009
BORROWINGS–(38.95)%					(375,000,000)
VARIABLE RATE TERM PREFERRED SHARES–(7.75)%					(74,637,734)
OTHER ASSETS LESS LIABILITIES–(9.09)%					(87,509,435)
NET ASSETS–100.00%					$962,813,840

Investment Abbreviations:

CHF	– Swiss Franc
CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
NOK	– Norwegian Krone
PIK	– Pay-in-Kind
Rts.	– Rights
SEK	– Swedish Krona
USD	– United States Dollar
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco  Dynamic Credit Opportunities Fund

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	This variable rate interest will settle after August 31, 2017, at which time the interest rate will be determined.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(g)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2017 was $4,560,476, which represented less than 1% of the Fund’s Net Assets.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $236,372,074, which represented 24.55% of the Fund’s Net Assets.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(l)	Security acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2017.
(o)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

Portfolio Composition+*

By credit quality, based on Total Investments

as of August 31, 2017

BBB+	0.1%
BBB	0.1
BBB-	4.0
BB+	4.2
BB	11.7
BB-	12.6
B+	12.3
B	20.2
B-	8.5
CCC+	5.2
CCC	1.5
CCC-	0.3
CC	1.5
D	0.4
Non-Rated	11.1
Equity	6.3

+	Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard and Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.
*	Excluding money market fund holdings.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco  Dynamic Credit Opportunities Fund

Open Forward Foreign Currency Contracts
		Contract to				Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Deliver		Receive
09/15/2017	Canadian Imperial Bank of Commerce	USD	92,127,675	EUR	78,406,532	$1,259,211
09/15/2017	Citibank, N.A.	USD	92,245,285	EUR	78,406,532	1,141,601
09/15/2017	Citibank, N.A.	USD	33,168,923	GBP	25,752,018	141,898
09/15/2017	Citibank, N.A.	USD	31,436,499	SEK	255,461,020	731,824
09/15/2017	JPMorgan Chase & Co.	GBP	25,402,733	USD	32,890,936	31,923
09/15/2017	JPMorgan Chase & Co.	USD	3,381,331	CHF	3,246,713	6,541
09/15/2017	JPMorgan Chase & Co.	USD	94,465,782	EUR	80,458,037	1,364,570
09/15/2017	JPMorgan Chase & Co.	USD	33,384,941	GBP	25,905,475	124,379
09/15/2017	Royal Bank of Canada	USD	9,614,695	EUR	8,142,558	83,580
09/15/2017	Royal Bank of Canada	USD	30,007,428	GBP	23,300,134	131,826
10/16/2017	Barclays Bank PLC	USD	1,661,119	EUR	1,393,293	1,173
10/16/2017	Citibank, N.A.	USD	1,272,935	GBP	991,365	10,797
10/16/2017	Citibank, N.A.	USD	979,150	SEK	7,816,897	6,906
10/16/2017	Goldman Sachs International	USD	4,686,316	GBP	3,619,797	1,009
Subtotal						5,037,238
09/15/2017	Barclays Bank PLC	EUR	79,920,554	USD	91,593,271	(3,596,906)
09/15/2017	Barclays Bank PLC	GBP	22,907,129	USD	29,582,610	(48,282)
09/15/2017	Citibank, N.A.	GBP	26,647,765	USD	34,463,909	(5,581)
09/15/2017	Citibank, N.A.	SEK	255,461,019	USD	30,474,499	(1,693,823)
09/15/2017	Goldman Sachs International	CHF	3,246,713	USD	3,375,698	(12,172)
09/15/2017	Goldman Sachs International	EUR	83,568,801	USD	95,798,481	(3,736,977)
09/15/2017	Royal Bank of Canada	EUR	81,924,302	USD	93,895,577	(3,681,184)
10/16/2017	Canadian Imperial Bank of Commerce	EUR	78,440,729	USD	92,324,737	(1,260,318)
10/16/2017	Citibank, N.A.	EUR	78,440,729	USD	92,440,438	(1,144,618)
10/16/2017	Citibank, N.A.	GBP	23,392,714	USD	30,135,898	(155,651)
10/16/2017	Citibank, N.A.	SEK	234,812,490	USD	29,000,954	(619,312)
10/16/2017	Goldman Sachs International	EUR	1,550,254	USD	1,826,881	(22,676)
10/16/2017	JPMorgan Chase & Co.	CHF	3,242,606	USD	3,383,961	(6,550)
10/16/2017	JPMorgan Chase & Co.	EUR	80,851,951	USD	95,092,478	(1,369,327)
10/16/2017	JPMorgan Chase & Co.	GBP	23,392,204	USD	30,139,427	(151,460)
10/16/2017	Royal Bank of Canada	GBP	23,392,714	USD	30,158,706	(132,843)
Subtotal						(17,637,680)
Total Forward Foreign Currency Contracts — Currency Risk						(12,600,442)

Currency Abbreviations:

CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco  Dynamic Credit Opportunities Fund

Statement of Assets and Liabilities

August 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,496,190,257)	$1,473,067,474
Investments in affiliated money market funds, at value and cost	26,893,535
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	5,037,238
Cash	11,706,679
Foreign currencies, at value (Cost $16,352,871)	19,768,553
Receivable for:
Investments sold	98,573,954
Interest and fees	11,175,238
Investments matured (Cost $3,753,755)	380,716
Investment for trustee deferred compensation and retirement plans	7,110
Other assets	296,339
Total assets	1,646,906,836

Liabilities:
Variable rate term preferred shares, at liquidation preference ($0.01 par value, 750 shares issued with liquidation preference of $100,000 per share)	74,637,734
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	17,637,680
Payable for:
Borrowings	375,000,000
Investments purchased	156,638,649
Dividends	344,568
Accrued fees to affiliates	21,777
Accrued interest expense	532,301
Accrued trustees’ and officers’ fees and benefits	4,856
Accrued other operating expenses	619,350
Trustee deferred compensation and retirement plans	7,110
Unfunded loan commitments	58,648,971
Total liabilities	684,092,996
Net assets applicable to common shares	$962,813,840

Net assets applicable to common shares consist of:
Shares of beneficial interest	$1,285,490,481
Undistributed net investment income	(12,736,281)
Undistributed net realized gain (loss)	(270,039,427)
Net unrealized appreciation (depreciation)	(39,900,933)
$962,813,840
Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	74,094,284
Net asset value per common share	$12.99
Market value per common share	$11.77

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco  Dynamic Credit Opportunities Fund

Statement of Operations

For the six months ended August 31, 2017

(Unaudited)

Investment income:
Interest	$39,310,205
Dividends (net of foreign withholding taxes of $265,787)	1,473,956
Dividends from affiliated money market funds	52,926
Other income	702,501
Total investment income	41,539,588

Expenses:
Advisory fees	8,840,297
Administrative services fees	114,903
Custodian fees	249,857
Interest, facilities and maintenance fees	5,045,473
Transfer agent fees	32,897
Trustees’ and officers’ fees and benefits	17,513
Registration and filing fees	36,700
Reports to shareholders	39,549
Professional services fees	79,508
Taxes	81,411
Other	44,107
Total expenses	14,582,215
Less: Fees waived	(12,570)
Net expenses	14,569,645
Net investment income	26,969,943

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investment securities	(7,709,160)
Foreign currencies	(342,996)
Forward foreign currency contracts	(21,766,599)
(29,818,755)
Change in net unrealized appreciation (depreciation) of:
Investment securities	30,222,515
Foreign currencies	(1,561,862)
Forward foreign currency contracts	(13,192,018)
15,468,635
Net realized and unrealized gain (loss)	(14,350,120)
Net increase in net assets from operations applicable to common shares	$12,619,823

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco  Dynamic Credit Opportunities Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2017 and the year ended February 28, 2017

(Unaudited)

	August 31, 2017	February 28, 2017
Operations:
Net investment income	$26,969,943	$65,669,989
Net realized gain (loss)	(29,818,755)	13,634,464
Change in net unrealized appreciation	15,468,635	114,866,666
Net increase in net assets resulting from operations	12,619,823	194,171,119
Distributions to common shareholders from net investment income	(31,564,165)	(42,408,227)
Return of capital applicable to common shareholders	—	(23,091,120)
Net increase (decrease) in net assets applicable to common shares	(18,944,342)	128,671,772

Net assets applicable to common shares:
Beginning of period	981,758,182	853,086,410
End of period (includes undistributed net investment income of $(12,736,281) and $(8,142,059), respectively)	$962,813,840	$981,758,182

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco  Dynamic Credit Opportunities Fund

Statement of Cash Flows

For the six months ended August 31, 2017

(Unaudited)

Cash provided by (used in) operating activities:
Net increase in net assets resulting from operations	$12,619,823

Adjustments to reconcile net increase in net assets to net cash provided by (used in) operating activities:
Purchases of investments	(723,876,218)
Proceeds from sales of investments	742,274,227
Net change in unfunded loan commitments	(24,526,023)
Net change in forward foreign currency contracts	13,192,018
Amortization of premium and accretion of discount on investment securities	(268,014)
Increase in interest receivables and other assets	(195,111)
Increase in accrued expenses and other payables	274,117
Net realized loss from investment securities	7,709,160
Net change in unrealized appreciation on investment securities	(30,222,515)
Net cash provided by (used in) operating activities	(3,018,536)

Cash provided by (used in) financing activities:
Dividends paid to shareholders	(31,542,207)
Proceeds from borrowings	60,000,000
Decrease in VRTP Shares, at liquidation value	(50,000,000)
Net cash provided by (used in) financing activities	(21,542,207)
Net increase (decrease) in cash and cash equivalents	(24,560,743)
Cash and cash equivalents at beginning of period	82,929,510
Cash and cash equivalents at end of period	$58,368,767

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$6,028,067

Notes to Financial Statements

August 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Dynamic Credit Opportunities Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Fund’s investment objective is to seek a high level of current income, with a secondary objective of capital appreciation. The Fund seeks to achieve its objectives by investing primarily in a portfolio of interests in floating or variable senior loans to corporations, partnerships, and other entities which operate in a variety of industries and geographic regions. The Fund borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Fund’s volatility.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

29                         Invesco  Dynamic Credit Opportunities Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among

30                         Invesco  Dynamic Credit Opportunities Fund

the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared and paid monthly to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Term Preferred Shares (“VRTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the

31                         Invesco  Dynamic Credit Opportunities Fund

contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.	Industry Focus — To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
N.	Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
O.	Foreign Risk — The Fund may invest in senior loans to borrowers that are organized or located in countries other than the United States. Investment in non-U.S. issuers involves special risks, including that non-U.S. issuers may be subject to less rigorous accounting and reporting requirements than U.S. issuers, less rigorous regulatory requirements, different legal systems and laws relating to creditors’ rights, the potential inability to enforce legal judgments and the potential for political, social and economic adversity. Investments by the Fund in non-U.S. dollar denominated investments will be subject to currency risk. The Fund also may hold non-U.S. dollar denominated senior loans or other securities received as part of a reorganization or restructuring. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
P.	Other Risks — The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Q.	Leverage Risk — The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Fund has entered into an investment advisory agreement with Invesco Advisers, Inc. (“the Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser monthly based on the annual rate of 1.25% of the Fund’s average daily managed assets. Managed assets for this purpose means the Funds’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Fund’s financial statements for purposes of GAAP.)

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2017, the Adviser waived advisory fees of $12,570.

The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2017, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.

Certain officers and trustees of the Fund are officers and directors of Invesco.

32                         Invesco  Dynamic Credit Opportunities Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

During the six months ended August 31, 2017, there were transfers from Level 3 to Level 2 of $9,412,770, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $17,853,355, due to third party vendor quotations utilizing single market quotes.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$1,043,972,514	$131,926,187	$1,175,898,701
Bonds & Notes	—	181,749,080	7,080,840	188,829,920
Common Stocks & Other Equity Interests	39,753,120	22,915,328	5,081,641	67,750,089
Structured Products	—	40,401,832	—	40,401,832
Preferred Stocks	—	—	186,932	186,932
Money Market Funds	26,893,535	—	—	26,893,535
Investments Matured	—	—	380,716	380,716
	66,646,655	1,289,038,754	144,656,316	1,500,341,725
Forward Foreign Currency Contracts*	—	(12,600,442)	—	(12,600,442)
Total Investments	$66,646,655	$1,276,438,312	$144,656,316	$1,487,741,283

*	Unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2017:

	Value February 28, 2017	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value August 31, 2017
Variable Rate Senior Loan Interests	$132,896,105	$54,652,980	$(68,907,550)	$659,257	$1,432,803	$2,598,683	$17,853,355	$(9,259,446)	$131,926,187
Bonds & Notes	—	7,073,220	—	—	—	7,620	—	—	7,080,840
Common Stocks & Other Equity Interests	1,509,310	1,011	—	—	(42,952)	3,767,596	—	(153,324)	5,081,641
Preferred Stocks	6,553	1,203	(76)	—	76	179,176	—	—	186,932
Investments Matured	372,991	—	—	41,351	—	(33,626)	—	—	380,716
Total	$134,784,959	$61,728,414	$(68,907,626)	$700,608	$1,389,927	$6,519,449	$17,853,355	$(9,412,770)	$144,656,316

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

33                         Invesco  Dynamic Credit Opportunities Fund

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2017:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$5,037,238
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$5,037,238

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(17,637,680)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(17,637,680)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2017.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$1,173	$(3,645,188)	$(3,644,015)	$—	$—	$(3,644,015)
Canadian Imperial Bank Of Commerce	1,259,211	(1,260,318)	(1,107)	—	—	(1,107)
Citibank, N.A.	2,033,026	(3,618,985)	(1,585,959)	—	—	(1,585,959)
Goldman Sachs International	1,009	(3,771,825)	(3,770,816)	—	—	(3,770,816)
JPMorgan Chase & Co.	1,527,413	(1,527,337)	76	—	—	76
Royal Bank of Canada	215,406	(3,814,027)	(3,598,621)	—	—	(3,598,621)
Total	$5,037,238	$(17,637,680)	$(12,600,442)	$—	$—	$(12,600,442)

Effect of Derivative Investments for the six months ended August 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(21,766,599)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(13,192,018)
Total	$(34,958,617)

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$1,255,748,130

34                         Invesco  Dynamic Credit Opportunities Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Fund to fund such deferred compensation amounts.

NOTE 6—Cash Balances and Borrowings

The Fund has entered into a $400 million revolving credit and security agreement which will expire on December 7, 2017. The revolving credit and security agreement is secured by the assets of the Fund.

During the six months ended August 31, 2017, the average daily balance of borrowing under the revolving credit and security agreement was $334,891,304 with a weighted interest rate of 0.15%. The carrying value of the Fund’s Payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of August 31, 2017. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

Borrower	Type	Principal Amount(a)	Value
Accudyne Industries LLC	Revolver Loan	$3,111,707	$2,831,654
Allied Universal Holdco LLC	Incremental Delayed Draw Term Loan	668,709	668,709
Brickman Group Holdings, Inc.	Revolver Loan	579,949	536,453
Community Health Systems, Inc.	Revolver Loan	1,159,686	1,147,445
Delta Air Lines, Inc.	Revolver Loan	2,194,741	2,178,280
Engineered Machinery Holdings, Inc.	First Lien Delayed Draw Term Loan	74,829	74,829
Engineered Machinery Holdings, Inc.	Second Lien Delayed Draw Term Loan	44,463	44,463
Getty Images, Inc.	Revolver Loan	4,195,778	4,111,863
Hearthside Group Holdings, LLC	Revolver Loan	1,477,841	1,473,112
IAP Worldwide Services	Revolver Loan	1,299,963	1,273,963
ICSH Parent, Inc.	Delayed Draw Term Loan	182,342	182,342
MacDermid, Inc.	Multicurrency Revolver Loan	745,331	744,023
MacDermid, Inc.	Revolver Loan	202,688	202,332
National Vision, Inc.	Revolver Loan	1,743,979	1,604,461
NRG Energy, Inc.	Revolver Loan A	24,290,732	24,096,041
Post Holdings, Inc.	Revolver Loan	2,282,597	2,279,824
Pret A Manger	Delayed Draw Term Loan	GBP 500,000	649,783
Prime Security Services Borrower, LLC	Revolver Loan	2,034,652	2,030,848
Scientific Games International, Inc.	Multicurrency Revolver Loan	3,155,640	3,108,305
Shutterfly, Inc.	Delayed Draw Term Loan B	677,523	674,523
Tackle Group S.a.r.l.	Revolver Loan	EUR 740,826	851,050
Transtar Holding Co.	Delayed Draw Term Loan	157,844	157,844
TricorBraun, Inc.	Delayed Draw Term Loan B	179,661	179,661
Unilabs Diagnostics AB	Revolver Loan	EUR 6,438,814	7,547,163
			$58,648,971

(a)	Principal amounts are denominated in U.S. Dollars unless otherwise noted.

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling

35                         Invesco  Dynamic Credit Opportunities Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2018	$230,817,698	$—	$230,817,698
February 28, 2019	2,612,706	—	2,612,706
Not subject to expiration	—	4,551,094	4,551,094
	$233,430,404	$4,551,094	$237,981,498

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2017 was $768,143,766 and $788,318,146, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$80,832,025
Aggregate unrealized (depreciation) of investments	(123,818,566)
Net unrealized appreciation (depreciation) of investments	$(42,986,541)

Cost of investments for tax purposes is $1,530,727,824.

NOTE 10—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
Beginning shares	74,094,284	74,094,284
Shares issued through dividend reinvestment	—	—
Ending shares	74,094,284	74,094,284

The Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 11—Variable Rate Term Preferred Shares

On August 29, 2013, the Fund issued 1,250 Series 2016/9-VTA C-1 VRTP Shares with a liquidation preference of $100,000 per share to Charta, LLC, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of the VRTP Shares were used to repay a portion of the Fund’s outstanding borrowings under the existing revolving credit agreement. The Fund redeemed 250 VRTP Shares on May 1, 2017 and June 1, 2017, respectively. On June 14, 2017, the Board of Trustees of the Fund approved an amended and restated Statement of Preferences for the VRTP Shares and on July 14, 2017, the remaining 750 VRTP Shares were transferred to Barclays Bank PLC.

VRTP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. The Fund is required to redeem all outstanding VRTP Shares on July 31, 2020, unless earlier redeemed, repurchased or extended. VRTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. On or prior to the redemption date, the Fund will be required to segregate assets having a value equal to 110% of the redemption amount.

The Fund incurred costs in connection with the transfer of the VRTP Shares that are recorded as a deferred charge and are being amortized over a period of three years to July 31, 2020. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate term preferred shares on the Statement of Assets and Liabilities.

36                         Invesco  Dynamic Credit Opportunities Fund

Dividends paid on the VRTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid quarterly. As of August 31, 2017, the dividend rate is equal to the three month USD LIBOR interest rate plus a spread of 1.55%, which is based on the long-term rating assigned to the VRTP Shares by Moody’s Investors Service, Inc. Prior to July 14, 2017, the dividend rate was equal to Charta, LLC’s daily cost of funds rate plus a ratings spread of 1.20%.

The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VRTP Shares during the six months ended August 31, 2017 were $95,788,043 and 2.42%, respectively.

The Fund is subject to certain restrictions relating to the VRTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VRTP Shares at liquidation preference.

The liquidation preference of VRTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate term preferred shares on the Statement of Assets and Liabilities. The fair value of VRTP Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the VRTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. At period-end, the Funds’ Adviser has determined that fair value of VRTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VRTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VRTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 12—Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the six months ended August 31, 2017, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$4,195,778	$4,111,863
Citibank, N.A.	3,111,707	2,831,654
Goldman Sachs Lending Partners LLC	4,026,576	3,884,285
Mizuho Bank, Ltd.	24,290,732	24,096,041
Total		$34,923,843

NOTE 13—Dividends

The Fund declared the following dividends from net investment income subsequent to August 31, 2017:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2017	$0.071	September 13, 2017	September 29, 2017
October 2, 2017	$0.071	October 13, 2017	October 31, 2017

37                         Invesco  Dynamic Credit Opportunities Fund

NOTE 14—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six months ended August 31, 2017		Year ended February 28, 2017		Year ended February 29, 2016		Years ended February 28,
							2015		2014		2013
Net asset value per common share, beginning of period	$13.25		$11.51		$13.28		$13.82		$13.15		$12.37
Net investment income(a)	0.36		0.89		0.97		0.92		0.84		0.91
Net gains (losses) on securities (both realized and unrealized)	(0.19)		1.73		(1.84)		(0.56)		0.73		0.77
Total from investment operations	0.17		2.62		(0.87)		0.36		1.57		1.68
Dividends from net investment income	(0.43)		(0.57)		(0.56)		(0.90)		(0.90)		(0.90)
Return of capital	—		(0.31)		(0.34)		—		—		—
Total dividends and distributions paid to common shareholders	(0.43)		(0.88)		(0.90)		(0.90)		(0.90)		(0.90)
Net asset value per common share, end of period	$12.99		$13.25		$11.51		$13.28		$13.82		$13.15
Market value per common share, end of period	$11.77		$12.40		$9.97		$12.07		$12.90		$13.29
Total return at net asset value(b)	1.54%		24.21%		(6.03)%		3.29%		12.65%		14.13%
Total return at market value(c)	(1.69)%		34.20%		(10.44)%		0.57%		4.04%		23.00%
Net assets applicable to common shares, end of period (000’s omitted)	$962,814		$981,758		$853,086		$983,798		$1,024,187		$974,021
Portfolio turnover rate(d)(e)	51%		87%		88%		103%		121%		129%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses	2.98	%(f)(g)	2.78	%(g)	2.68	%(g)	2.52	%(g)	2.25	%(g)	2.09	%(g)
Ratio of expenses excluding interest, facilities and maintenance fees	1.95	%(f)	1.94%		2.01%		1.96%		1.82%		1.72%
Ratio of net investment income to average net assets	5.52	%(f)	6.98%		7.61%		6.72%		6.28%		7.15%
Senior indebtedness:
Total amount of preferred shares outstanding (000’s omitted)	$75,000		$125,000		$125,000		$125,000		$125,000
Total borrowings (000’s omitted)	$375,000		$315,000		$265,000		$361,000		$331,000		$240,000
Asset coverage per $1,000 unit of senior indebtedness(h)	$3,568		$4,513		$4,691		$4,071		$4,472		$5,058
Asset coverage per preferred share(i)	$1,383,269		$885,323		$782,469		$887,038		$919,350
Liquidating preference per preferred share	$100,000		$100,000		$100,000		$100,000		$100,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests and is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $969,275.
(g)	Includes fee waivers which were less than 0.005% per share.
(h)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
(i)	Calculated by subtracting the Fund’s total liabilities (not including preferred shares at liquidation value) from the Fund’s total assets and dividing by the total number of preferred shares outstanding.

38                         Invesco  Dynamic Credit Opportunities Fund

NOTE 15—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

The Fund is named as a defendant in an adversary proceeding in the Bankruptcy Court of the Southern District of Florida. The complaint was filed on July 14, 2008 by the Official Committee of Unsecured Creditors of TOUSA, Inc., on behalf of certain subsidiaries of TOUSA, Inc. (the “Conveying Subsidiaries”), and filed as amended on October 17, 2008. The Committee made allegations against the Fund in two separate capacities: as “Transeastern Lenders” and as “First Lienholders” (collectively, the “Lenders”). The Transeastern Lenders loaned money to form a joint venture between TOUSA, Inc. and Falcone/Ritchie LLC. TOUSA, Inc. later repaid the loans from the Transeastern Lenders as part of a global settlement of claims against it. The repayment was financed using proceeds of new loans (the “New Loans”), for which the Conveying Subsidiaries conveyed first and second priority liens on their assets to two groups of lienholders (the First and Second Lienholders, collectively “New Lenders”). The Conveying Subsidiaries were not obligated on the original debt to the Transeastern Lenders. The Committee alleged, inter alia, that both the repayment to the Transeastern Lenders and the grant of liens to the First and Second Lienholders should be avoided as fraudulent transfers under the bankruptcy laws. More specifically, the Committee alleged: (1) that the Conveying Subsidiaries’ transfer of liens to secure the New Loans was a fraudulent transfer under 11 U.S.C. § 548 because the Conveying Subsidiaries were insolvent at the time of the transfer and did not receive reasonably equivalent value for the liens; and (2) that the Transeastern Lenders were, under 11 U.S.C. § 550, entities for whose benefit the liens were fraudulently transferred to the New Lenders. The case was tried in 2009 and on October 13, 2009, the Bankruptcy Court rendered a Final Judgment against the Lenders, which was later amended on October 30, 2009, requiring the Lenders to post bonds equal to 110% of the damages and disgorgement ordered against them. The Transeastern Lenders and First Lienholders separately appealed the decision to the District Court for the Southern District of Florida. On February 11, 2011, the District Court, issued an order in the Transeastern Lenders’ appeal that: 1) quashed the Bankruptcy Court’s Order as it relates to the liability of the Transeastern Lenders; 2) made null and void the Bankruptcy Court’s imposition of remedies as to the Transeastern Lenders; 3) discharged all bonds deposited by Transeastern Lenders, unless any further appeals are filed, in which case the bonds would remain in effect pending resolution of appeals; 4) dismissed as moot additional appeal proceedings of the Transeastern Lenders that were contingent upon the District Court’s decision concerning liability; and 5) closed all District Court appeal proceedings concerning the Transeastern Lenders. The Committee appealed to the Eleventh Circuit Court of Appeals. In a decision filed on May 15, 2012, the Eleventh Circuit reversed the District Court’s opinion, affirmed the liability findings of the Bankruptcy Court against the Transeastern Lenders, and remanded the case to the District Court to review the remedies ordered by the Bankruptcy Court. The appeal of the Transeastern Lenders is currently pending before the District Court. The First Lienholders, having paid its obligations under the bankruptcy plan, have been fully and finally released pursuant to a court order dated August 30, 2013. The review of the Transeastern Lenders remedies obligation is currently pending before the District Court. The parties argued the effects of the Supreme Court decisions in Executive Benefits Ins. Agency v. Arkison (In re Bellingham) (No. 12-1200) and Wellness International Network, Ltd. v. Sharif (No. 13-935) on liabilities before the District Court, which denied that the cases were an intervening change in law that affected the liabilities decision. The District Court remanded to the Bankruptcy Court a question on the effect of the settlement with other parties on the Transeastern Lenders remedies obligations. On April 1, 2016, the Bankruptcy Court issued its report and recommendation, which was unfavorable in many respects to the Transeastern Lenders.

On March 8, 2017, the District Court adopted the Bankruptcy Court’s report and recommendation on the impact of the interim settlements, holding that the settlement with the Transeastern Lenders and settlement of the D&O litigation had no impact on the remedial scheme. The Transeastern Lenders appealed this decision in April 2017. The appeal is currently pending. While not certain, the current liability for the Fund is estimated to be no greater than $1,296,000. Invesco believes resolution of this matter will not have a material impact on the Fund’s financial statements.

39                         Invesco  Dynamic Credit Opportunities Fund

Distribution Information

The following table sets forth on a per share basis the distributions that were paid in March 2017, April 2017, and August 2017. Included in the table is a written statement of the sources of the distribution on a generally accepted accounting principles (“GAAP”) basis.

		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
03/31/17	VTA	$0.0595	$0.000	$0.0115	$0.0710
04/28/17	VTA	$0.0522	$0.000	$0.0188	$0.0710
08/31/17	VTA	$0.0515	$0.000	$0.0195	$0.0710

Please note that the information in the preceding chart is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment. Form 1099-DIV for the calendar year will report distributions for U.S. federal income tax purposes. This Notice is sent to comply with certain U.S. Securities and Exchange Commission requirements.

40                         Invesco  Dynamic Credit Opportunities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Dynamic Credit Opportunities Fund (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Senior Secured Management, Inc. and Invesco Asset Management Limited currently manage assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Closed-End Loan Participation Funds Index. The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board

41                         Invesco  Dynamic Credit Opportunities Fund

also noted that the contractual management fee is a legacy fee charged to the Fund under a prior adviser. The Board also noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group.

The Board noted that Invesco Advisers and its affiliates do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

42                         Invesco  Dynamic Credit Opportunities Fund

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Dynamic Credit Opportunities Fund (the “Fund”) was held on September 8, 2017. The Meeting was held for the following purposes:

(1).	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2).	Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1).	Teresa M. Ressel	64,684,845	615,892
	Larry Soll	64,636,732	664,005
	Philip A. Taylor	64,681,778	618,959
	Christopher L. Wilson	64,697,057	603,680
(2).	David C. Arch	750	0

43                         Invesco  Dynamic Credit Opportunities Fund

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Fund is shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-22043	VK-CE-DCO-SAR-1 10302017 0746

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able to rely on the letter unless its term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 11, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 11, 2017, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Dynamic Credit Opportunities Fund

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 8, 2017

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.